PORTFOLIO OF INVESTMENTS – as of September 30, 2019 (Unaudited)

Loomis Sayles Strategic Alpha Fund

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – 82.8% of Net Assets
Non-Convertible Bonds – 81.7%
	ABS Car Loan – 12.4%
$112,249	ACC Trust, Series 2018-1, Class A, 3.700%, 12/21/2020, 144A	$112,389
7,250,000	Ally Auto Receivables Trust, Series 2019-1, Class A3, 2.910%, 9/15/2023(a)	7,356,163
2,805,000	AmeriCredit Automobile Receivables Trust, Series 2018-2, Class D, 4.010%, 7/18/2024	2,921,394
2,487,313	AmeriCredit Automobile Receivables Trust, Series 2018-3, Class A2B, 1-month LIBOR + 0.250%, 2.291%, 1/18/2022(a)(b)	2,486,703
3,845,000	AmeriCredit Automobile Receivables Trust, Series 2018-3, Class D, 4.040%, 11/18/2024	4,025,031
2,500,000	AmeriCredit Automobile Receivables Trust, Series 2019-3, Class A3, 2.060%, 4/18/2024	2,501,928
100,943	BMW Vehicle Owner Trust, Series 2018-A, Class A2B, 1-month LIBOR + 0.070%, 2.088%, 11/25/2020(a)(b)	100,933
1,785,000	California Republic Auto Receivables Trust, Series 2018-1, Class D, 4.330%, 4/15/2025	1,858,347
244,099	CarMax Auto Owner Trust, Series 2018-1, Class A2B, 1-month LIBOR + 0.150%, 2.178%, 5/17/2021(a)(b)	244,055
135,000	CarMax Auto Owner Trust, Series 2018-1, Class D, 3.370%, 7/15/2024	137,310
1,435,000	CarMax Auto Owner Trust, Series 2018-2, Class D, 3.990%, 4/15/2025	1,485,218
3,550,425	CarMax Auto Owner Trust, Series 2018-3, Class A2B, 1-month LIBOR + 0.200%, 2.228%, 10/15/2021(a)(b)	3,551,727
3,740,955	CarMax Auto Owner Trust, Series 2018-4, Class A2B, 1-month LIBOR + 0.200%, 2.228%, 2/15/2022(a)(b)	3,741,677
1,125,000	CarMax Auto Owner Trust, Series 2018-4, Class D, 4.150%, 4/15/2025	1,176,684
7,285,000	CarMax Auto Owner Trust, Series 2019-1, Class A3, 3.050%, 3/15/2024(a)	7,433,481
2,350,000	CarMax Auto Owner Trust, Series 2019-1, Class D, 4.040%, 8/15/2025	2,458,966
127,789	CIG Auto Receivables Trust, Series 2017-1A, Class A, 2.710%, 5/15/2023, 144A(a)	127,922
815,000	CPS Auto Receivables Trust, Series 2017-D, Class D, 3.730%, 9/15/2023, 144A(a)	826,996
230,000	CPS Auto Receivables Trust, Series 2018-A, Class C, 3.050%, 12/15/2023, 144A(a)	231,087
1,795,000	CPS Auto Receivables Trust, Series 2018-D, Class C, 3.830%, 9/15/2023, 144A	1,835,112
830,000	CPS Auto Receivables Trust, Series 2019-A, Class D, 4.350%, 12/16/2024, 144A	862,296
525,000	Credit Acceptance Auto Loan Trust, Series 2017-3A, Class C, 3.480%, 10/15/2026, 144A	532,987
1,205,000	Credit Acceptance Auto Loan Trust, Series 2018-2A, Class C, 4.160%, 9/15/2027, 144A(a)	1,250,680
4,745,000	Credit Acceptance Auto Loan Trust, Series 2019-1A, Class C, 3.940%, 6/15/2028, 144A	4,917,754
264,335	Drive Auto Receivables Trust, Series 2016-CA, Class C, 3.020%, 11/15/2021, 144A(a)	264,513

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	ABS Car Loan – continued
$2,955,000	Drive Auto Receivables Trust, Series 2018-1, Class D, 3.810%, 5/15/2024(a)	$3,008,960
283,256	Drive Auto Receivables Trust, Series 2018-5, Class A2B, 1-month LIBOR + 0.320%, 2.348%, 7/15/2021(a)(b)	283,281
2,395,000	Drive Auto Receivables Trust, Series 2018-5, Class D, 4.300%, 4/15/2026	2,481,698
1,330,000	Drive Auto Receivables Trust, Series 2019-1, Class D, 4.090%, 6/15/2026	1,377,310
2,365,000	Drive Auto Receivables Trust, Series 2019-3, Class A3, 2.490%, 6/15/2023(a)	2,379,105
2,155,000	DT Auto Owner Trust, Series 2018-3A, Class C, 3.790%, 7/15/2024, 144A	2,200,846
2,319,036	DT Auto Owner Trust, Series 2016-1A, Class D, 4.660%, 12/15/2022, 144A(a)	2,330,449
2,040,519	DT Auto Owner Trust, Series 2016-2A, Class D, 5.430%, 11/15/2022, 144A(a)	2,063,039
1,390,000	DT Auto Owner Trust, Series 2018-2A, Class D, 4.150%, 3/15/2024, 144A	1,432,506
1,655,000	DT Auto Owner Trust, Series 2019-2A, Class D, 3.480%, 2/18/2025, 144A	1,691,269
345,000	First Investors Auto Owner Trust, Series 2015-1A, Class D, 3.590%, 1/18/2022, 144A(a)	345,170
1,710,000	First Investors Auto Owner Trust, Series 2015-2A, Class D, 4.220%, 12/15/2021, 144A(a)	1,725,731
220,000	First Investors Auto Owner Trust, Series 2016-2A, Class D, 3.350%, 11/15/2022, 144A(a)	222,398
357,611	Flagship Credit Auto Trust, Series 2015-1, Class C, 3.760%, 6/15/2021, 144A(a)	358,259
650,000	Flagship Credit Auto Trust, Series 2016-3, Class D, 3.890%, 11/15/2022, 144A(a)	661,941
3,305,000	Flagship Credit Auto Trust, Series 2019-2, Class D, 3.530%, 5/15/2025, 144A	3,391,776
2,722,912	Ford Credit Auto Lease Trust, Series 2018-B, Class A2B, 1-month LIBOR + 0.160%, 2.188%, 4/15/2021(a)(b)	2,722,268
1,260,000	GLS Auto Receivables Trust, Series 2018-3A, Class B, 3.780%, 8/15/2023, 144A(a)	1,281,977
5,030,000	GLS Auto Receivables Trust, Series 2019-A, Class C, 3.540%, 2/18/2025, 144A	5,131,273
2,093,234	GM Financial Automobile Leasing Trust, Series 2018-3, Class A2B, 1-month LIBOR + 0.170%, 2.214%, 9/21/2020(a)(b)	2,093,449
2,376,949	GM Financial Consumer Automobile Receivables Trust, Series 2018-3, Class A2B, 1-month LIBOR + 0.110%, 2.138%, 7/16/2021(a)(b)	2,376,303
1,362,000	Hertz Vehicle Financing II LP, Series 2017-2A, Class A, 3.290%, 10/25/2023, 144A(a)	1,393,202
3,135,000	Honda Auto Receivables Owner Trust, Series 2019-1, Class A3, 2.830%, 3/20/2023(a)	3,190,298
3,045,000	NextGear Floorplan Master Owner Trust, Series 2017-1A, Class A1, 1-month LIBOR + 0.850%, 2.878%, 4/18/2022, 144A(a)(b)	3,052,268
4,355,000	NextGear Floorplan Master Owner Trust, Series 2017-2A, Class A1, 1-month LIBOR + 0.680%, 2.708%, 10/17/2022, 144A(a)(b)	4,367,397
2,590,000	NextGear Floorplan Master Owner Trust, Series 2018-1A, Class A1, 1-month LIBOR + 0.640%, 2.668%, 2/15/2023, 144A(a)(b)	2,595,057

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	ABS Car Loan – continued
$2,820,000	NextGear Floorplan Master Owner Trust, Series 2018-2A, Class A1, 1-month LIBOR + 0.600%, 2.628%, 10/15/2023, 144A(a)(b)	$2,823,607
8,095,000	Nissan Auto Receivables Owner Trust, Series 2019-A, Class A3, 2.900%, 10/16/2023(a)	8,226,604
791,889	Nissan Auto Receivables Owner Trust, Series 2017-A, Class A3, 1.740%, 8/16/2021(a)	790,684
3,220,000	Nissan Auto Receivables Owner Trust, Series 2018-A, Class A3, 2.650%, 5/16/2022(a)	3,235,223
1,889,630	Nissan Auto Receivables Owner Trust, Series 2018-B, Class A2B, 1-month LIBOR + 0.100%, 2.128%, 7/15/2021(a)(b)	1,889,570
3,045,000	Prestige Auto Receivables Trust, Series 2016-1A, Class D, 5.150%, 11/15/2021, 144A(a)	3,101,327
910,000	Prestige Auto Receivables Trust, Series 2019-1A, Class E, 3.900%, 5/15/2026, 144A	921,576
3,585,000	Santander Drive Auto Receivables Trust, Series 2018-2, Class D, 3.880%, 2/15/2024	3,650,098
1,178,187	Santander Drive Auto Receivables Trust, Series 2018-5, Class A2B, 1-month LIBOR + 0.230%, 2.258%, 7/15/2021(a)(b)	1,178,249
2,720,000	Santander Drive Auto Receivables Trust, Series 2018-5, Class C, 3.810%, 12/16/2024	2,769,813
4,140,000	Santander Drive Auto Receivables Trust, Series 2019-2, Class D, 3.220%, 7/15/2025	4,220,568
353,000	Tidewater Auto Receivables Trust, Series 2018-AA, Class D, 4.300%, 11/15/2024, 144A	360,933
3,081,681	Toyota Auto Receivables Owner Trust, Series 2018-C, Class A2B, 1-month LIBOR + 0.120%, 2.148%, 8/16/2021(a)(b)	3,081,789
9,550,000	Toyota Auto Receivables Owner Trust, Series 2019-A, Class A3, 2.910%, 7/17/2023(a)	9,706,375
3,025,000	United Auto Credit Securitization Trust, Series 2019-1, Class C, 3.160%, 8/12/2024, 144A	3,041,368
55,089	Veros Automobile Receivables Trust, Series 2017-1, Class A, 2.840%, 4/17/2023, 144A(a)	55,084
1,727,590	Volkswagen Auto Loan Enhanced Trust, Series 2018-1, Class A2B, 1-month LIBOR + 0.180%, 2.224%, 7/20/2021(a)(b)	1,727,674
4,605,000	Volvo Financial Equipment Master Owner Trust, Series 2018-A, Class A, 1-month LIBOR + 0.520%, 2.548%, 7/17/2023, 144A(a)(b)	4,611,668
595,000	Westlake Automobile Receivables Trust, Series 2017-1A, Class D, 3.460%, 10/17/2022, 144A(a)	598,591
740,000	Westlake Automobile Receivables Trust, Series 2018-1A, Class D, 3.410%, 5/15/2023, 144A(a)	747,548
3,252,204	Westlake Automobile Receivables Trust, Series 2018-3A, Class A2B, 1-month LIBOR + 0.350%, 2.378%, 1/18/2022, 144A(a)(b)	3,250,883
1,140,000	Westlake Automobile Receivables Trust, Series 2018-3A, Class D, 4.000%, 10/16/2023, 144A	1,170,505
3,104,050	World Omni Automobile Lease Securitization Trust, Series 18-B, Class A2B, 1-month LIBOR + 0.180%, 2.208%, 6/15/2021(a)(b)	3,103,123

		170,861,443

	ABS Credit Card – 4.5%
3,790,000	American Express Credit Account Master Trust, Series 2018-8, Class A, 3.180%, 4/15/2024(a)	3,886,014

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	ABS Credit Card – continued
$2,385,000	American Express Credit Account Master Trust, Series 2019-1, Class A, 2.870%, 10/15/2024(a)	$2,443,561
4,385,000	Bank of America Credit Card Trust, Series 2017-A1, Class A1, 1.950%, 8/15/2022(a)	4,382,358
5,875,000	Bank of America Credit Card Trust, Series 2018-A1, Class A1, 2.700%, 7/17/2023(a)	5,938,449
2,585,000	Capital One Multi-Asset Execution Trust, Series 2017-A1, Class A1, 2.000%, 1/17/2023(a)	2,584,192
3,440,000	Capital One Multi-Asset Execution Trust, Series 2019-A1, Class A1, 2.840%, 12/15/2024(a)	3,517,931
3,500,000	Chase Issuance Trust, Series 2015-A4, Class A4, 1.840%, 4/15/2022(a)	3,496,246
5,800,000	Citibank Credit Card Issuance Trust, Series 2016-A1, Class A1, 1.750%, 11/19/2021(a)	5,797,099
6,025,000	Citibank Credit Card Issuance Trust, Series 2018-A1, Class A1, 2.490%, 1/20/2023(a)	6,069,325
6,880,000	Discover Card Execution Note Trust, Series 2018-A5, Class A5, 3.320%, 3/15/2024(a)	7,070,141
5,425,000	Discover Card Execution Note Trust, Series 2018-A3, Class A3, 1-month LIBOR + 0.230%, 2.258%, 12/15/2023(a)(b)	5,420,390
3,190,000	Discover Card Execution Note Trust, Series 2019-A1, Class A1, 3.040%, 7/15/2024(a)	3,273,607
640,000	Genesis Sales Finance Master Trust, Series 2019-AA, Class A, 4.680%, 8/20/2023, 144A	653,397
6,995,000	World Financial Network Credit Card Master Trust, Series 2019-C, Class M, 2.710%, 7/15/2026	6,989,411

		61,522,121

	ABS Home Equity – 9.7%
457,715	Adjustable Rate Mortgage Trust, Series 2004-4, Class 3A1, 4.240%, 3/25/2035(a)(c)	466,472
870,824	Adjustable Rate Mortgage Trust, Series 2005-1, Class 3A1, 4.325%, 5/25/2035(a)(c)	896,929
277,801	Ajax Mortgage Loan Trust, Series 2017-A, Class A, 3.470%, 4/25/2057, 144A(a)(c)	277,822
1,225,612	Ajax Mortgage Loan Trust, Series 2017-B, Class A, 3.163%, 9/25/2056, 144A(a)(c)	1,227,808
354,919	Alternative Loan Trust, Series 2004-16CB, Class 1A1, 5.500%, 7/25/2034(a)	370,313
382,555	Alternative Loan Trust, Series 2004-16CB, Class 3A1, 5.500%, 8/25/2034(a)	398,402
240,122	Alternative Loan Trust, Series 2004-28CB, Class 5A1, 5.750%, 1/25/2035(d)(e)	243,156
595,903	Alternative Loan Trust, Series 2005-J1, Class 2A1, 5.500%, 2/25/2025	610,668
165,545	American Home Mortgage Investment Trust, Series 2004-2, Class 5A, 5.500%, 2/25/2044(c)	169,547
300,000	American Homes 4 Rent, Series 2014-SFR2, Class D, 5.149%, 10/17/2036, 144A(a)	326,027
2,170,000	American Homes 4 Rent, Series 2014-SFR2, Class E, 6.231%, 10/17/2036, 144A(a)	2,415,694

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	ABS Home Equity – continued
$1,200,000	American Homes 4 Rent, Series 2014-SFR3, Class E, 6.418%, 12/17/2036, 144A(a)	$1,350,558
3,138,000	American Homes 4 Rent, Series 2015-SFR1, Class E, 5.639%, 4/17/2052, 144A	3,425,461
537,714	Banc of America Alternative Loan Trust, Series 2003-8, Class 1CB1, 5.500%, 10/25/2033	566,966
287,541	Banc of America Funding Trust, Series 2005-5, Class 1A1, 5.500%, 9/25/2035	315,100
596,210	Banc of America Funding Trust, Series 2005-7, Class 3A1, 5.750%, 11/25/2035	644,670
416,917	Banc of America Funding Trust, Series 2007-4, Class 5A1, 5.500%, 11/25/2034	419,055
884,496	Banc of America Mortgage Trust, Series 2005-I, Class 4A1, 3.733%, 10/25/2035(c)	853,434
929,829	Bayview Opportunity Master Fund IVb Trust, Series 2018-RN9, Class A1, 4.213%, 10/29/2033, 144A(c)	932,583
191,710	Bayview Opportunity Master Fund Trust, Series 2018-RN8, Class A1, 4.066%, 9/28/2033, 144A(c)	192,383
1,480,873	Bayview Opportunity Master Fund Trust, Series 2019-RN1, Class A1, 4.090%, 2/28/2034, 144A(c)	1,490,143
1,791,536	Bayview Opportunity Master Fund Trust, Series 2019-RN2, Class A1, 3.967%, 3/28/2034, 144A(c)	1,801,051
292,109	BCAP LLC Trust, Series 2007-AA2, Class 22A1, 6.000%, 3/25/2022(d)(e)	287,492
24,743	CAM Mortgage Trust, Series 2018-1, Class A1, 3.960%, 12/01/2065, 144A(c)	24,732
325,738	CHL Mortgage Pass-Through Trust, Series 2004-12, Class 8A1, 4.607%, 8/25/2034(c)(d)(e)	322,324
899,474	Citigroup Mortgage Loan Trust, Series 2005-3, Class 2A3, 4.803%, 8/25/2035(c)	892,233
1,190,502	Citigroup Mortgage Loan Trust, Series 2018-A, Class A1, 4.000%, 1/25/2068, 144A(c)	1,191,856
2,865,175	Citigroup Mortgage Loan Trust, Series 2018-C, Class A1, 4.125%, 3/25/2059, 144A(c)	2,881,324
2,243,106	Citigroup Mortgage Loan Trust, Series 2019-B, Class A1, 3.258%, 4/25/2066, 144A(c)	2,242,974
2,200,000	Colony American Finance Ltd., Series 2015-1, Class D, 5.649%, 10/15/2047, 144A	2,241,272
1,065,000	Colony American Finance Ltd., Series 2016-1, Class C, 4.638%, 6/15/2048, 144A(a)(c)	1,072,698
1,830,000	Colony American Finance Ltd., Series 2019-2, Class B, 3.424%, 6/15/2052, 144A	1,885,508
523,594	Countrywide Alternative Loan Trust, Series 2003-22CB, Class 1A1, 5.750%, 12/25/2033(a)	543,895
474,724	Countrywide Alternative Loan Trust, Series 2004-14T2, Class A11, 5.500%, 8/25/2034(d)(e)	483,799
936,554	Countrywide Alternative Loan Trust, Series 2004-J10, Class 2CB1, 6.000%, 9/25/2034	1,000,815
412,718	Countrywide Alternative Loan Trust, Series 2004-J3, Class 1A1, 5.500%, 4/25/2034(a)	424,740
64,598	Countrywide Home Loan Mortgage Pass Through Trust, Series 2004-HYB4, Class 2A1, 4.225%, 9/20/2034(a)(c)(d)(e)	63,408

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	ABS Home Equity – continued
$490,142	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-AR26, Class 7A1, 4.279%, 11/25/2033(a)(c)	$507,074
245,080	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-AR28, Class 4A1, 4.536%, 12/25/2033(a)(c)(d)(e)	250,112
2,622,024	Credit Suisse Mortgage Trust, Series 2018-RPL2, Class A1, 4.030%, 8/25/2062, 144A(c)	2,635,523
1,131,335	Credit Suisse Mortgage Trust, Series 2018-RPL7, Class A1, 4.000%, 8/26/2058, 144A	1,143,486
189,143	CSFB Mortgage-Backed Pass-Through Certificates, Series 2003-27, Class 4A4, 5.750%, 11/25/2033(a)	197,759
675,905	Deutsche Mortgage Securities, Inc., Series 2004-4, Class 7AR1, 1-month LIBOR + 0.350%, 2.368%, 6/25/2034(b)	671,406
538,482	DSLA Mortgage Loan Trust, Series 2005-AR5, Class 2A1A, 1-month LIBOR + 0.330%, 2.387%, 9/19/2045(b)	443,967
1,439,497	Dukinfield II PLC, Series 2, Class A, GBP 3-month LIBOR + 1.250%, 2.026%, 12/20/2052, (GBP)(a)(b)	1,783,529
494,670	Eurosail PLC, Series 2007-2X, Class A3C, GBP 3-month LIBOR + 0.150%, 0.930%, 3/13/2045, (GBP)(a)(b)	593,862
1,505,000	Federal National Mortgage Association Connecticut Avenue Securities, Series 2017-C05, Class 1M2, 1-month LIBOR + 2.200%, 4.218%, 1/25/2030(b)	1,524,570
320,000	Federal National Mortgage Association Connecticut Avenue Securities, Series 2017-C07, Class 1M2, 1-month LIBOR + 2.400%, 4.418%, 5/25/2030(b)	323,781
943,274	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2014-DN1, Class M2, 1-month LIBOR + 2.200%, 4.218%, 2/25/2024(a)(b)	954,302
399,129	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2014-DN2, Class M2, 1-month LIBOR + 1.650%, 3.668%, 4/25/2024(a)(b)	400,390
1,443,981	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2015-DNA1, Class M2, 1-month LIBOR + 1.850%, 3.868%, 10/25/2027(a)(b)	1,453,375
130,000	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2018-DNA1, Class M2, 1-month LIBOR + 1.800%, 3.818%, 7/25/2030(b)	130,000
473,227	GCAT LLC, Series 2018-1, Class A1, 3.844%, 6/25/2048, 144A(c)	473,875
3,174,758	GCAT Trust, Series 2019-RPL1, Class A, 2.650%, 10/25/2068, 144A(c)	3,180,436
871,711	GMACM Mortgage Loan Trust, Series 2005-AR1, Class 3A, 4.686%, 3/18/2035(c)	882,184
1,473,271	Gosforth Funding PLC, Series 2018-1A, Class A1, 3-month LIBOR + 0.450%, 2.582%, 8/25/2060, 144A(a)(b)	1,470,609
735,064	Grand Avenue Mortgage Loan Trust, Series 2017-RPL1, Class A1, 3.250%, 8/25/2064, 144A	730,985
147,359	GSR Mortgage Loan Trust, Series 2005-AR4, Class 4A1, 4.592%, 7/25/2035(c)(d)(e)	145,974
1,115,000	Home Partners of America Trust, Series 2016-2, Class E, 1-month LIBOR + 3.780%, 5.805%, 10/17/2033, 144A(b)	1,114,995
1,123,000	Home Partners of America Trust, Series 2016-2, Class F, 1-month LIBOR + 4.700%, 6.725%, 10/17/2033, 144A(b)	1,121,424

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	ABS Home Equity – continued
$2,104,325	IndyMac Index Mortgage Loan Trust, Series 2004-AR6, Class 4A, 4.563%, 10/25/2034(c)	$2,143,235
635,542	IndyMac Index Mortgage Loan Trust, Series 2004-AR7, Class A5, 1-month LIBOR + 1.220%, 3.238%, 9/25/2034(b)	598,539
2,786,379	IndyMac Index Mortgage Loan Trust, Series 2006-AR2, Class 2A1, 1-month LIBOR + 0.210%, 2.228%, 2/25/2046(b)	2,386,622
2,614,643	Invitation Homes Trust, Series 2018-SFR1, Class E, 1-month LIBOR + 2.000%, 4.025%, 3/17/2037, 144A(b)	2,614,635
4,475,000	Invitation Homes Trust, Series 2018-SFR2, Class E, 1-month LIBOR + 2.000%, 4.028%, 6/17/2037, 144A(b)	4,482,003
371,002	JPMorgan Mortgage Trust, Series 2003-A2, Class 3A1, 4.247%, 11/25/2033(a)(c)	382,493
1,283,631	JPMorgan Mortgage Trust, Series 2004-S1, Class 2A1, 6.000%, 9/25/2034	1,367,662
807,532	JPMorgan Mortgage Trust, Series 2005-A2, Class 3A2, 4.524%, 4/25/2035(a)(c)	826,514
133,271	JPMorgan Mortgage Trust, Series 2005-A3, Class 4A1, 4.854%, 6/25/2035(a)(c)(d)(e)	136,372
1,614,667	Lanark Master Issuer PLC, Series 2019-1A, Class 1A1, 3-month LIBOR + 0.770%, 2.902%, 12/22/2069, 144A(a)(b)	1,618,222
2,440,593	Legacy Mortgage Asset Trust, Series 2019-GS3, Class A1, 3.750%, 4/25/2059, 144A(c)	2,470,849
502,166	Lehman XS Trust, Series 2006-2N, Class 1A1, 1-month LIBOR + 0.260%, 2.278%, 2/25/2046(b)	465,103
451,662	Ludgate Funding PLC, Series 2007-1, Class A2B, 3-month EURIBOR + 0.160%, 0.000%, 1/01/2061, (EUR)(a)(b)	465,830
1,657,320	Ludgate Funding PLC, Series 2008-W1X, Class A1, GBP 3-month LIBOR + 0.600%, 1.380%, 1/01/2061, (GBP)(a)(b)	1,972,206
262,742	MASTR Adjustable Rate Mortgages Trust, Series 2004-4, Class 5A1, 4.798%, 5/25/2034(a)(c)(d)(e)	262,601
998,107	MASTR Adjustable Rate Mortgages Trust, Series 2004-7, Class 3A1, 4.405%, 7/25/2034(a)(c)	997,120
176,621	MASTR Adjustable Rate Mortgages Trust, Series 2006-2, Class 1A1, 4.759%, 4/25/2036(c)	179,698
331,111	MASTR Alternative Loan Trust, Series 2003-9, Class 4A1, 5.250%, 11/25/2033(a)	348,281
315,384	MASTR Alternative Loan Trust, Series 2004-5, Class 1A1, 5.500%, 6/25/2034(a)	328,890
386,124	MASTR Alternative Loan Trust, Series 2004-5, Class 2A1, 6.000%, 6/25/2034(a)	405,768
1,112,004	MASTR Alternative Loan Trust, Series 2004-8, Class 2A1, 6.000%, 9/25/2034	1,190,788
98,185	Merrill Lynch Mortgage Investors Trust, Series 2006-2, Class 2A, 4.226%, 5/25/2036(a)(c)(d)(e)	99,423
449,130	Morgan Stanley Mortgage Loan Trust, Series 2005-7, Class 4A2, 5.500%, 11/25/2035(d)(e)	411,095
926,086	Morgan Stanley Mortgage Loan Trust, Series 2005-7, Class 7A5, 5.500%, 11/25/2035	968,833
652,128	Newgate Funding PLC, Series 2007-3X, Class A2B, 3-month EURIBOR + 0.600%, 0.206%, 12/15/2050, (EUR)(a)(b)	687,087
87,475	Oak Hill Advisors Residential Loan Trust, Series 2017-NPL1, Class A1, 3.000%, 6/25/2057, 144A(a)(c)	87,470

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	ABS Home Equity – continued
$258,682	Oak Hill Advisors Residential Loan Trust, Series 2017-NPL2, Class A1, 3.000%, 7/25/2057, 144A(a)(c)	$258,491
1,839,396	Preston Ridge Partners Mortgage LLC, Series 2017-2A, Class A1, 3.470%, 9/25/2022, 144A(a)(c)	1,842,293
1,165,000	Preston Ridge Partners Mortgage LLC, Series 2017-2A, Class A2, 5.000%, 9/25/2022, 144A(c)	1,167,988
836,399	Preston Ridge Partners Mortgage LLC, Series 2017-3A, Class A1, 3.470%, 11/25/2022, 144A(a)(c)	836,612
405,000	Preston Ridge Partners Mortgage LLC, Series 2017-3A, Class A2, 5.000%, 11/25/2022, 144A(c)	402,238
895,000	Preston Ridge Partners Mortgage LLC, Series 2018-1A, Class A2, 5.000%, 4/25/2023, 144A(c)	890,485
2,477,862	Prime Mortgage Trust, 6.000%, 8/25/2022	2,508,458
681,000	Progress Residential Trust, Series 2017-SFR2, Class E, 4.142%, 12/17/2034, 144A	689,564
564,000	Progress Residential Trust, Series 2018-SFR2, Class E, 4.656%, 8/17/2035, 144A	581,436
2,398,000	Progress Residential Trust, Series 2019-SFR1, Class E, 4.466%, 8/17/2035, 144A	2,480,270
471,630	RCO V Mortgage LLC, Series 2018-1, Class A1, 4.000%, 5/25/2023, 144A(c)	472,756
3,491,518	RCO V Mortgage LLC, Series 2019-1, Class A1, 3.721%, 5/24/2024, 144A(c)	3,506,046
1,231,384	Residential Asset Securitization Trust, Series 2005-A8CB, Class A9, 5.375%, 7/25/2035	1,070,045
1,179,003	Residential Funding Mortgage Securities, Series 2006-SA2, Class 3A1, 5.300%, 8/25/2036(c)	1,090,661
368,132	RMAC Securities No. 1 PLC, Series 2006-NS1X, Class A2C, 3-month EURIBOR + 0.150%, 0.000%, 6/12/2044, (EUR)(a)(b)	385,746
279,013	RMAC Securities No. 1 PLC, Series 2007-NS1X, Class A2A, GBP 3-month LIBOR + 0.150%, 0.930%, 6/12/2044, (GBP)(a)(b)	321,635
1,210,620	Sequoia Mortgage Trust, Series 2018-CH1, Class A1, 4.000%, 2/25/2048, 144A(c)	1,238,782
3,106,633	Structured Adjustable Rate Mortgage Loan Trust, Series 2005-14, Class A1, 1-month LIBOR + 0.310%, 2.328%, 7/25/2035(b)	2,477,848
1,895,830	Towd Point Mortgage Trust, Series 2015-2, Class 1A13, 2.500%, 11/25/2060, 144A(a)(c)	1,890,323
1,135,620	Towd Point Mortgage Trust, Series 2017-6, Class A1, 2.750%, 10/25/2057, 144A(c)	1,146,448
1,660,000	Tricon American Homes Trust, Series 2019-SFR1, Class A, 2.750%, 3/17/2038, 144A(d)	1,660,100
2,477,349	Vericrest Opportunity Loan Trust, Series 2019-NPL3, Class A1, 3.967%, 3/25/2049, 144A(c)	2,491,192
1,562,896	VOLT LXX LLC, Series 2018-NPL6, Class A1A, 4.115%, 9/25/2048, 144A(c)	1,567,428
894,468	VOLT LXXI LLC, Series 2018-NPL7, Class A1A, 3.967%, 9/25/2048, 144A(c)	898,776
7,880,467	VOLT LXXII LLC, Series 2018-NPL8, Class A1A, 4.213%, 10/26/2048, 144A(c)	7,907,864
3,320,407	VOLT LXXV LLC, Series 2019-NPL1, Class A1A, 4.336%, 1/25/2049, 144A(c)	3,343,087

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	ABS Home Equity – continued
$1,054,790	Wells Fargo Mortgage Backed Securities Trust, Series 2004-I, Class 2A1, 5.063%, 7/25/2034(a)(c)	$1,096,040
187,210	Wells Fargo Mortgage Backed Securities Trust, Series 2004-O, Class A1, 4.883%, 8/25/2034(a)(c)(d)(e)	191,162
105,619	Wells Fargo Mortgage Backed Securities Trust, Series 2005-11, Class 2A3, 5.500%, 11/25/2035(d)(e)	106,391
542,395	Wells Fargo Mortgage Backed Securities Trust, Series 2005-16, Class A18, 6.000%, 12/25/2035(d)(e)	547,547
236,139	Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR10, Class 2A4, 4.968%, 5/01/2035(a)(c)	245,834
309,140	Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR12, Class 2A5, 4.995%, 6/25/2035(a)(c)	320,987
530,353	Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR2, Class 3A1, 5.141%, 3/25/2035(c)	545,960
1,636,047	Wells Fargo Mortgage Backed Securities Trust, Series 2006-3, Class A11, 5.500%, 3/25/2036	1,661,816

		132,826,578

	ABS Other – 5.3%
845,847	Accelerated Assets LLC, Series 18-1, Class B, 4.510%, 12/02/2033, 144A	869,040
2,402,858	AIM Aviation Finance Ltd., Series 2015-1A, Class B1, 5.072%, 2/15/2040, 144A(a)(c)	2,424,515
350,000	Ascentium Equipment Receivables Trust, Series 2017-2A, Class C, 2.870%, 8/10/2022, 144A(a)	353,211
1,033,333	Blackbird Capital Aircraft Lease Securitization Ltd., Series 2016-1A, Class A, 4.213%, 12/16/2041, 144A(a)(c)	1,065,771
1,387,500	Blackbird Capital Aircraft Lease Securitization Ltd., Series 2016-1A, Class B, 5.682%, 12/16/2041, 144A(a)(c)	1,451,245
1,228,664	Castlelake Aircraft Securitization Trust, Series 18-1, Class B, 5.300%, 6/15/2043, 144A	1,261,261
250,000	CCG Receivables Trust, Series 2018-1, Class C, 3.420%, 6/16/2025, 144A(a)	253,415
580,000	Chesapeake Funding II LLC, Series 2017-2A, Class D, 3.710%, 5/15/2029, 144A	584,864
775,000	Chesapeake Funding II LLC, Series 2017-4A, Class D, 3.260%, 11/15/2029, 144A	780,511
790,000	Chesapeake Funding II LLC, Series 2018-1A, Class C, 3.570%, 4/15/2030, 144A	811,652
2,125,000	Chesapeake Funding II LLC, Series 2018-1A, Class D, 3.920%, 4/15/2030, 144A	2,179,136
419,402	Diamond Resorts Owner Trust, Series 2017-1A, Class C, 6.070%, 10/22/2029, 144A	430,788
1,724,455	Diamond Resorts Owner Trust, Series 2018-1, Class C, 4.530%, 1/21/2031, 144A	1,764,482
2,452,203	Diamond Resorts Owner Trust, Series 2019-1, Class B, 3.530%, 2/20/2032, 144A	2,452,825
3,100,000	Fairstone Financial Issuance Trust, Series 2019-1A, Class A, 3.948%, 3/21/2033, 144A, (CAD)(a)	2,357,975
2,148,676	GCA2014 Holdings Ltd., Series 2014-1, Class C, 6.000%, 1/05/2030, 144A(d)(e)(f)(g)	1,744,725

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	ABS Other – continued
$935,764	GCA2014 Holdings Ltd., Series 2014-1, Class D, 7.500%, 1/05/2030, 144A(d)(e)(f)(g)	$513,734
3,410,000	GCA2014 Holdings Ltd., Series 2014-1, Class E, Zero Coupon, 1/05/2030, 144A(d)(e)(f)(g)(h)	—
930,460	Global Container Assets Ltd., Series 2015-1A, Class B, 4.500%, 2/05/2030, 144A(f)(i)	918,581
4,682,627	Horizon Aircraft Finance I Ltd., Series 2018-1, Class A, 4.458%, 12/15/2038, 144A	4,863,707
2,293,026	Kestrel Aircraft Funding Ltd., Series 2018-1A, Class A, 4.250%, 12/15/2038, 144A	2,347,947
1,394,415	MAPS Ltd., Series 2018-1A, Class A, 4.212%, 5/15/2043, 144A	1,430,210
1,817,640	MAPS Ltd., Series 2018-1A, Class B, 5.193%, 5/15/2043, 144A	1,863,147
1,161,156	Marlette Funding Trust, Series 2019-1A, Class A, 3.440%, 4/16/2029, 144A	1,169,519
3,124,478	Marlette Funding Trust, Series 2019-3A, Class A, 2.690%, 9/17/2029, 144A(a)	3,132,131
714,481	MVW Owner Trust, Series 2019-1A, Class C, 3.330%, 11/20/2036, 144A	725,424
1,100,000	Navistar Financial Dealer Note Master Owner Trust II, Series 2018-1, Class A, 1-month LIBOR + 0.630%, 2.648%, 9/25/2023, 144A(a)(b)	1,101,355
3,120,000	OneMain Financial Issuance Trust, Series 2015-3A, Class B, 4.160%, 11/20/2028, 144A(a)	3,204,613
3,100,000	OneMain Financial Issuance Trust, Series 2016-1A, Class C, 6.000%, 2/20/2029, 144A(a)	3,170,052
3,230,000	OneMain Financial Issuance Trust, Series 2019-1A, Class D, 4.220%, 2/14/2031, 144A	3,364,981
810,000	Oxford Finance Funding Trust, Series 2019-1A, Class A2, 4.459%, 2/15/2027, 144A	830,563
4,329,802	S-Jets Ltd., Series 2017-1, Class A, 3.967%, 8/15/2042, 144A(a)	4,459,873
3,718,000	SCF Equipment Trust LLC, Series 2018-1A, Class C, 4.210%, 4/20/2027, 144A(a)	3,922,055
747,468	Shenton Aircraft Investment I Ltd., Series 2015-1A, Class A, 4.750%, 10/15/2042, 144A(a)	764,610
580,000	SoFi Consumer Loan Program Trust, Series 2018-1, Class B, 3.650%, 2/25/2027, 144A	593,713
1,410,000	SoFi Consumer Loan Program Trust, Series 2018-2, Class A2, 3.350%, 4/26/2027, 144A	1,421,971
1,690,000	SoFi Consumer Loan Program Trust, Series 2018-2, Class B, 3.790%, 4/26/2027, 144A	1,732,355
1,010,000	SoFi Consumer Loan Program Trust, Series 2018-4, Class C, 4.170%, 11/26/2027, 144A	1,051,330
1,097,643	Sprite Ltd., Series 2017-1, Class B, 5.750%, 12/15/2037, 144A(a)	1,122,407
1,545,833	TAL Advantage V LLC, Series 2013-2A, Class A, 3.550%, 11/20/2038, 144A(a)	1,555,687
5,770,000	Verizon Owner Trust, Series 2017-3A, Class A1B, 1-month LIBOR + 0.270%, 2.314%, 4/20/2022, 144A(a)(b)	5,771,153

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	ABS Other – continued
$1,086,342	Wave LLC, Series 2017-1A, Class B, 5.682%, 11/15/2042, 144A(a)	$1,124,048

		72,940,582

	ABS Student Loan – 0.8%
3,185,340	Massachusetts Educational Financing Authority, Series 2018-A, Class A, 3.850%, 5/25/2033(a)	3,263,668
803,217	Navient Student Loan Trust, Series 18-4A, Class A1, 1-month LIBOR + 0.250%, 2.268%, 6/27/2067, 144A(a)(b)	802,305
884,000	SLM Private Credit Student Loan Trust, Series 2003-A, Class A3, 28-day ARS, 5.410%, 6/15/2032(a)(b)(d)	883,735
2,458,000	SLM Private Credit Student Loan Trust, Series 2003-B, Class A3, 28-day ARS, 5.240%, 3/15/2033(a)(b)(d)	2,457,263
267,000	SLM Private Credit Student Loan Trust, Series 2003-B, Class A4, 28-day ARS, 5.240%, 3/15/2033(b)(d)	266,920
738,066	SMB Private Education Loan Trust, Series 18-C, Class A1, 1-month LIBOR + 0.300%, 2.328%, 9/15/2025, 144A(a)(b)	737,935
1,308,489	SMB Private Education Loan Trust, Series 2017-B, Class A2B, 1-month LIBOR + 0.750%, 2.778%, 10/15/2035, 144A(a)(b)	1,308,787
73,553	SoFi Professional Loan Program LLC, Series 2014-B, Class A1, 1-month LIBOR + 1.250%, 3.268%, 8/25/2032, 144A(a)(b)	73,707
326,491	SoFi Professional Loan Program LLC, Series 2015-A, Class A1, 1-month LIBOR + 1.200%, 3.218%, 3/25/2033, 144A(a)(b)	327,841
1,011,899	SoFi Professional Loan Program LLC, Series 2016-A, Class B, 3.570%, 1/26/2038, 144A(a)	1,018,353

		11,140,514

	ABS Whole Business – 1.8%
4,303,044	Adams Outdoor Advertising LP, Series 2018-1, Class A, 4.810%, 11/15/2048, 144A	4,465,718
3,435,913	Coinstar Funding LLC, Series 2017-1A, Class A2, 5.216%, 4/25/2047, 144A(a)	3,538,626
317,520	Domino’s Pizza Master Issuer LLC, Series 2017-1A, Class A23, 4.118%, 7/25/2047, 144A	332,189
1,491,125	Driven Brands Funding LLC, Series 2018-1A, Class A2, 4.739%, 4/20/2048, 144A	1,562,550
2,168,613	Five Guys Funding LLC, Series 2017-1A, Class A2, 4.600%, 7/25/2047, 144A	2,278,565
2,994,750	Planet Fitness Master Issuer LLC, Series 2018-1A, Class A2I, 4.262%, 9/05/2048, 144A	3,061,743
2,594,775	Stack Infrastructure Issuer LLC, Series 2019-1A, Class A2, 4.540%, 2/25/2044, 144A	2,719,674
5,558,000	Taco Bell Funding LLC, Series 2018-1A, Class A2I, 4.318%, 11/25/2048, 144A	5,756,754
895,500	Wingstop Funding LLC, Series 2018-1, Class A2, 4.970%, 12/05/2048, 144A	929,941

		24,645,760

	Aerospace & Defense – 1.6%
7,380,000	Boeing Co.(The), 2.700%, 5/01/2022	7,524,582

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Aerospace & Defense – continued
$3,425,000	General Dynamics Corp., 3-month LIBOR + 0.380%, 2.561%, 5/11/2021(a)(b)	$3,437,279
2,550,000	Leonardo U.S. Holdings, Inc., 6.250%, 1/15/2040, 144A	2,811,885
8,700,000	Rolls-Royce PLC, 2.375%, 10/14/2020, 144A	8,708,004

		22,481,750

	Agency Commercial Mortgage-Backed Securities – 0.1%
46,586,752	Government National Mortgage Association, Series 2012-135, Class IO, 0.574%, 1/16/2053(a)(c)(j)	1,665,448

	Airlines – 0.8%
3,882,065	Latam Airlines Pass Through Trust, Series 2015-1, Class B, 4.500%, 8/15/2025	3,878,572
6,950,000	United Airlines Pass Through Trust, Series 2019-2, Class B, 3.500%, 11/01/2029	6,944,231

		10,822,803

	Automotive – 3.9%
5,985,000	BMW U.S. Capital LLC, 3-month LIBOR + 0.410%, 2.750%, 4/12/2021, 144A(a)(b)	5,989,113
3,135,000	Daimler Finance North America LLC, 3.100%, 5/04/2020, 144A	3,153,122
4,780,000	Daimler Finance North America LLC, 3.400%, 2/22/2022, 144A	4,890,000
3,585,000	General Motors Financial Co., Inc., 3-month LIBOR + 0.850%, 3.161%, 4/09/2021(b)	3,582,770
7,750,000	Hyundai Capital America, 3.950%, 2/01/2022, 144A	7,964,196
6,865,000	Nissan Motor Acceptance Corp., 3.650%, 9/21/2021, 144A	7,022,766
7,925,000	Toyota Industries Corp., 3.110%, 3/12/2022, 144A(a)	8,070,805
12,395,000	Toyota Motor Credit Corp., MTN, 3-month LIBOR + 0.280%, 2.583%, 4/13/2021(a)(b)	12,410,413

		53,083,185

	Banking – 7.1%
4,910,000	American Express Co., 3-month LIBOR + 0.600%, 2.887%, 11/05/2021(b)	4,938,635
3,375,000	American Express Co., 3.000%, 2/22/2021	3,418,485
29,944,965	Banco Hipotecario S.A., Argentina Deposit Rates Badlar Pvt Banks + 2.500%, 50.417%, 1/12/2020, 144A, (ARS)(b)(f)(i)	312,363
44,570,000	Banco Hipotecario S.A., Argentina Deposit Rates Badlar Pvt Banks + 4.000%, 53.750%, 11/07/2022, 144A, (ARS)(b)(d)(f)(i)	252,209
21,970,000	Banco Macro S.A., 17.500%, 5/08/2022, 144A, (ARS)(f)(i)	143,409

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Banking – continued
46,000,000	Banco Supervielle S.A., Argentina Deposit Rates Badlar Pvt Banks + 4.500%, 55.104%, 8/09/2020, 144A, (ARS)(b)	$496,363
7,325,000	Bank of New York Mellon Corp. (The), 3-month EURIBOR + 0.300%, 2.433%, 12/04/2020(a)(b)	7,326,990
7,540,000	Capital One NA, 2.150%, 9/06/2022	7,532,614
5,245,000	Citibank NA, (fixed rate to 2/19/2021, variable rate thereafter), 3.165%, 2/19/2022	5,313,963
4,885,000	Citigroup, Inc., 2.350%, 8/02/2021	4,905,293
7,975,000	Citizens Bank NA, 3.250%, 2/14/2022(a)	8,169,024
1,430,000	Danske Bank A/S, (fixed rate to 12/20/2024, variable rate thereafter), 3.244%, 12/20/2025, 144A	1,441,491
6,860,000	HSBC Holdings PLC, 3-month LIBOR + 0.650%, 2.782%, 9/11/2021(a)(b)	6,869,370
2,550,000	JPMorgan Chase & Co., 3-month LIBOR + 0.680%, 2.818%, 6/01/2021(a)(b)	2,555,559
3,960,000	JPMorgan Chase Bank NA, (fixed rate to 4/26/2020, variable rate thereafter), 3.086%, 4/26/2021(a)	3,979,484
6,280,000	KeyBank NA, 3.300%, 2/01/2022	6,459,451
6,720,000	Mitsubishi UFJ Financial Group, Inc., 3-month LIBOR + 0.650%, 2.917%, 7/26/2021(a)(b)	6,742,718
8,035,000	PNC Bank NA, 3-month LIBOR + 0.350%, 2.482%, 3/12/2021(b)	8,037,330
3,460,000	Standard Chartered PLC, 3-month LIBOR + 1.150%, 3.428%, 1/20/2023, 144A(b)	3,473,217
3,460,000	Standard Chartered PLC, (fixed rate to 1/20/2022, variable rate thereafter), 4.247%, 1/20/2023, 144A	3,582,138
8,070,000	Sumitomo Mitsui Financial Group, Inc., 2.846%, 1/11/2022(a)	8,179,406
3,510,000	Wells Fargo Bank NA, 3.625%, 10/22/2021(a)	3,611,657

		97,741,169

	Brokerage – 0.2%
3,140,000	Ameriprise Financial, Inc., 3.000%, 3/22/2022	3,198,221

	Chemicals – 1.1%
1,870,000	FMC Corp., 3.450%, 10/01/2029	1,899,854
1,040,000	FMC Corp., 4.500%, 10/01/2049	1,082,320
2,015,000	LYB International Finance III LLC, 4.200%, 10/15/2049	1,996,212
9,875,000	Methanex Corp., 5.250%, 12/15/2029	9,914,893

		14,893,279

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Commercial Mortgage-Backed Securities – 0.3%
$3,396,933	Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR16, Class 6A3, 4.915%, 10/25/2035(c)	$3,477,316

	Construction Machinery – 1.4%
3,050,000	Caterpillar Financial Services Corp., GMTN, 3-month LIBOR + 0.290%, 2.423%, 9/04/2020(a)(b)	3,053,876
2,400,000	Caterpillar Financial Services Corp., MTN, 3.150%, 9/07/2021	2,449,651
6,350,000	John Deere Capital Corp., MTN, 3-month LIBOR + 0.240%, 2.372%, 3/12/2021(a)(b)	6,347,786
6,875,000	John Deere Capital Corp., MTN, 3.125%, 9/10/2021(a)	7,027,271

		18,878,584

	Consumer Cyclical Services – 1.4%
8,135,000	Uber Technologies, Inc., 7.500%, 11/01/2023, 144A	8,196,012
6,205,000	Uber Technologies, Inc., 7.500%, 9/15/2027, 144A	6,189,488
4,810,000	Uber Technologies, Inc., 8.000%, 11/01/2026, 144A	4,870,125

		19,255,625

	Consumer Products – 0.5%
7,040,000	Unilever Capital Corp., 3.000%, 3/07/2022(a)	7,215,578

	Diversified Manufacturing – 0.6%
7,945,000	3M Co., MTN, 2.750%, 3/01/2022(a)	8,139,783

	Electric – 1.1%
6,455,000	Enel SpA, (fixed rate to 9/24/2023, variable rate thereafter), 8.750%, 9/24/2073, 144A(a)	7,560,419
8,230,000	Florida Power & Light Co., 3-month LIBOR + 0.400%, 2.639%, 5/06/2022(b)	8,232,261

		15,792,680

	Finance Companies – 0.7%
6,000,000	Aircastle Ltd., 4.250%, 6/15/2026	6,146,215
3,535,000	USSA Capital Corp., MTN, 2.625%, 6/01/2021, 144A(a)	3,572,562

		9,718,777

	Financial Other – 0.5%
6,550,000	Mitsubishi UFJ Lease & Finance Co. Ltd., 3.406%, 2/28/2022, 144A	6,689,253
370,000	Yanlord Land (HK) Co. Ltd., 5.875%, 1/23/2022	376,086

		7,065,339

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Food & Beverage – 1.5%
$4,415,000	BRF S.A., 4.875%, 1/24/2030, 144A	$4,359,813
3,065,000	Campbell Soup Co., 3-month LIBOR + 0.500%, 2.619%, 3/16/2020(a)(b)	3,065,129
3,925,000	General Mills, Inc., 3.200%, 4/16/2021	3,985,171
2,870,000	JBS USA LUX S.A./JBS USA Food Co./JBS USA Finance, Inc., 5.500%, 1/15/2030, 144A	3,042,143
6,390,000	NBM U.S Holdings, Inc., 7.000%, 5/14/2026, 144A	6,701,512

		21,153,768

	Gaming – 0.1%
1,645,000	Melco Resorts Finance Ltd., 5.625%, 7/17/2027, 144A	1,707,048

	Government Owned - No Guarantee – 1.4%
4,120,000	Export-Import Bank of Korea, 3-month LIBOR + 0.525%, 2.631%, 6/25/2022(a)(b)	4,128,307
18,670,000,000	Financiera de Desarrollo Territorial S.A., 7.875%, 8/12/2024, 144A, (COP)(a)	5,686,839
4,935,000	Petrobras Global Finance BV, 5.750%, 2/01/2029	5,442,713
950,000	Petrobras Global Finance BV, 7.250%, 3/17/2044	1,137,150
3,525,000	YPF S.A., 6.950%, 7/21/2027, 144A	2,691,161
1,930,000	YPF S.A., Argentina Deposit Rates Badlar Pvt Banks + 4.000%, 51.625%, 7/07/2020, 144A(b)(f)(i)	344,151

		19,430,321

	Health Insurance – 0.7%
6,900,000	Cigna Corp., Series WI, 3-month LIBOR + 0.650%, 2.789%, 9/17/2021(a)(b)	6,900,242
3,125,000	Humana, Inc., 2.500%, 12/15/2020	3,132,122

		10,032,364

	Healthcare – 0.6%
6,065,000	CVS Health Corp., 3-month LIBOR + 0.720%, 2.822%, 3/09/2021(a)(b)	6,094,249
2,300,000	Polaris Intermediate Corp., 8.500% PIK or 8.500% Cash, 12/01/2022, 144A(k)	1,955,000

		8,049,249

	Home Construction – 0.2%
370,000	CIFI Holdings Group Co. Ltd., 5.500%, 1/23/2022	366,467
740,000	Shimao Property Holdings Ltd., 4.750%, 7/03/2022	753,319

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Home Construction – continued
$370,000	Sunac China Holdings Ltd., 7.350%, 7/19/2021	$370,245
760,000	Sunac China Holdings Ltd., 8.625%, 7/27/2020	775,187

		2,265,218

	Independent Energy – 1.0%
872,000	Bellatrix Exploration Ltd., 8.500%, 9/11/2023(d)(e)(f)(g)	523,200
950,000	Bellatrix Exploration Ltd., 9.500% PIK or 3.000% Cash, 12/15/2023(d)(e)(f)(g)(l)(m)	—
4,155,000	Bruin E&P Partners LLC, 8.875%, 8/01/2023, 144A	3,105,862
5,895,000	California Resources Corp., 8.000%, 12/15/2022, 144A	2,918,025
2,075,000	Gulfport Energy Corp., 6.000%, 10/15/2024	1,500,951
3,080,000	Gulfport Energy Corp., 6.375%, 5/15/2025	2,186,800
3,620,000	Vine Oil & Gas LP/Vine Oil & Gas Finance Corp., 8.750%, 4/15/2023, 144A	1,647,100
3,465,000	Vine Oil & Gas LP/Vine Oil & Gas Finance Corp., 9.750%, 4/15/2023, 144A	1,619,888

		13,501,826

	Industrial Other – 0.1%
740,000	CFLD Cayman Investment Ltd., 6.500%, 12/21/2020	740,907

	Life Insurance – 2.1%
4,545,000	AEGON Funding Co. LLC, 5.750%, 12/15/2020	4,740,275
2,770,000	AIA Group Ltd., 3-month LIBOR + 0.520%, 2.676%, 9/20/2021, 144A(b)	2,767,230
7,735,000	Jackson National Life Global Funding, 3.300%, 2/01/2022, 144A(a)	7,930,693
2,420,000	MassMutual Global Funding II, 2.500%, 4/13/2022, 144A(a)	2,449,202
4,270,000	Metropolitan Life Global Funding I, 3.375%, 1/11/2022, 144A	4,392,794
6,780,000	New York Life Global Funding, 3-month LIBOR + 0.320%, 2.559%, 8/06/2021, 144A(a)(b)	6,795,949

		29,076,143

	Local Authorities – 0.2%
2,280,000	Provincia de Buenos Aires, 6.500%, 2/15/2023, 144A(f)(i)	798,000
67,000,000	Provincia de Buenos Aires, Argentina Deposit Rates Badlar Pvt Banks + 3.750%, 58.111%, 4/12/2025, 144A, (ARS)(b)	452,828

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Local Authorities – continued
216,360,000	Provincia de Buenos Aires, Argentina Deposit Rates Badlar Pvt Banks + 3.830%, 54.806%, 5/31/2022, (ARS)(b)(f)(i)	$1,374,145

		2,624,973

	Lodging – 0.4%
5,145,000	Marriott International, Inc., 3-month LIBOR + 0.650%, 2.752%, 3/08/2021(b)	5,163,796

	Media Entertainment – 1.3%
4,710,000	Fox Corp., 3.666%, 1/25/2022, 144A	4,863,084
13,585,000	Walt Disney Co. (The), 3-month LIBOR + 0.390%, 2.502%, 9/01/2022(b)	13,629,722

		18,492,806

	Metals & Mining – 0.3%
3,665,000	Minera Mexico S.A. de CV, 4.500%, 1/26/2050, 144A	3,606,287

	Midstream – 1.0%
4,960,000	Midwest Connector Capital Co. LLC, 3.625%, 4/01/2022, 144A	5,088,022
5,940,000	Phillips 66 Partners LP, 3.150%, 12/15/2029	5,853,670
800,000	Tennessee Gas Pipeline Co. LLC, 7.000%, 3/15/2027	988,108
2,160,000	Transportadora de Gas del Sur S.A., 6.750%, 5/02/2025, 144A	1,896,264

		13,826,064

	Non-Agency Commercial Mortgage-Backed Securities – 3.4%
4,565,000	CFCRE Commercial Mortgage Trust, Series 2011-C1, Class D, 6.272%, 4/15/2044, 144A(a)(c)	4,769,763
790,000	Credit Suisse Commercial Mortgage Securities Corp., Series 2019-SKLZ, Class D, 1-month LIBOR + 3.600%, 5.628%, 1/15/2034, 144A(b)	795,419
5,680,000	Credit Suisse Mortgage Trust, Series 2014-USA, Class E, 4.373%, 9/15/2037, 144A	5,452,515
2,552,340	DBUBS Mortgage Trust, Series 2011-LC1A, Class E, 5.885%, 11/10/2046, 144A(a)(c)	2,644,235
2,170,000	GS Mortgage Securities Trust, Series 2011-GC5, Class D, 5.556%, 8/10/2044, 144A(c)	2,160,743
1,940,166	Hospitality Mortagage Trust, Series 2019-HIT, Class C, 1-month LIBOR + 1.600%, 3.628%, 11/15/2036, 144A(b)	1,940,162
109,307	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2007-LDPX, Class AM, 5.464%, 1/15/2049(c)	108,905
1,570,000	Morgan Stanley Capital I Trust, Series 2011-C2, Class D, 5.671%, 6/15/2044, 144A(a)(c)	1,586,393
2,515,000	Morgan Stanley Capital I Trust, Series 2011-C2, Class E, 5.671%, 6/15/2044, 144A(c)	2,497,081
5,090,619	Motel 6 Trust, Series 2017-M6MZ, Class M, 1-month LIBOR + 6.927%, 8.954%, 8/15/2024, 144A(b)	5,142,911

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Non-Agency Commercial Mortgage-Backed Securities – continued
$1,060,000	Starwood Retail Property Trust, Series 2014-STAR, Class C, 1-month LIBOR + 2.500%, 4.528%, 11/15/2027, 144A(b)	$1,056,739
4,243,654	Starwood Retail Property Trust, Series 2014-STAR, Class D, 1-month LIBOR + 3.250%, 5.278%, 11/15/2027, 144A(b)(f)(i)	3,676,336
3,575,000	Starwood Retail Property Trust, Series 2014-STAR, Class E, 1-month LIBOR + 4.150%, 6.178%, 11/15/2027, 144A(b)(f)(i)	2,782,348
1,370,000	UBS-Barclays Commercial Mortgage Trust, Series 2012-C2, Class E, 5.048%, 5/10/2063, 144A(c)(f)(i)	1,128,302
4,885,000	Wells Fargo Commercial Mortgage Trust, Series 2019-JWDR, Class C, 3.139%, 9/15/2031, 144A	4,875,832
2,987,500	WFRBS Commercial Mortgage Trust, Series 2011-C2, Class D, 5.839%, 2/15/2044, 144A(a)(c)	3,061,575
1,809,189	WFRBS Commercial Mortgage Trust, Series 2011-C3, Class D, 5.856%, 3/15/2044, 144A(c)	1,571,331
450,000	WFRBS Commercial Mortgage Trust, Series 2012-C7, Class C, 4.969%, 6/15/2045(c)	462,186
950,000	WFRBS Commercial Mortgage Trust, Series 2012-C7, Class E, 4.969%, 6/15/2045, 144A(c)(d)	852,976

		46,565,752

	Pharmaceuticals – 2.7%
8,040,000	Bristol-Myers Squibb Co., 2.600%, 5/16/2022, 144A	8,150,965
4,020,000	Celgene Corp., 2.250%, 8/15/2021	4,020,159
4,010,000	Celgene Corp., 2.875%, 8/15/2020	4,032,116
4,890,000	Mylan NV, 5.250%, 6/15/2046	5,210,348
830,000	Mylan, Inc., 5.200%, 4/15/2048	878,642
1,650,000	Mylan, Inc., 5.400%, 11/29/2043	1,735,916
6,860,000	Pfizer, Inc., 3.000%, 9/15/2021(a)	6,998,897
10,035,000	Teva Pharmaceutical Finance Netherlands III BV, 4.100%, 10/01/2046	6,296,963

		37,324,006

	Property & Casualty Insurance – 0.8%
6,000,000	Berkshire Hathaway Finance Corp., 3-month LIBOR + 0.320%, 2.658%, 1/10/2020(a)(b)	6,006,472
5,520,000	Marsh & McLennan Cos., Inc., 3.500%, 12/29/2020	5,608,097

		11,614,569

	Railroads – 0.3%
4,675,000	Union Pacific Corp., 2.950%, 3/01/2022	4,784,278

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Real Estate Operations/Development – 0.1%
$600,000	Easy Tactic Ltd., 7.000%, 4/25/2021	$593,974
370,000	Logan Property Holdings Co. Ltd., 5.250%, 2/23/2023	356,505

		950,479

	Retailers – 0.9%
5,955,000	Home Depot, Inc. (The), 3-month LIBOR + 0.310%, 2.448%, 3/01/2022(b)	5,962,675
6,635,000	Walmart, Inc., 3-month LIBOR + 0.230%, 2.389%, 6/23/2021(a)(b)	6,654,988

		12,617,663

	Sovereigns – 0.2%
2,615,000	Abu Dhabi Government International Bond, 3.125%, 9/30/2049, 144A	2,533,281
29,460,000	Argentina Politica Monetaria, Argentina Central Bank 7-day Repo Reference Rate, 74.515%, 6/21/2020, (ARS)(b)	238,850

		2,772,131

	Technology – 2.3%
6,045,000	Apple, Inc., 3-month LIBOR + 0.070%, 2.251%, 5/11/2020(a)(b)	6,045,857
12,555,000	Broadcom, Inc., 4.750%, 4/15/2029, 144A(a)	13,272,790
4,920,000	CDW LLC/CDM Finance Corp., 4.250%, 4/01/2028	5,018,892
4,075,000	CommScope Technologies LLC, 5.000%, 3/15/2027, 144A	3,361,875
230,000	CommScope Technologies LLC, 6.000%, 6/15/2025, 144A	208,150
3,250,000	Hewlett Packard Enterprise Co., 3.600%, 10/15/2020	3,291,852

		31,199,416

	Tobacco – 1.0%
13,990,000	BAT Capital Corp., 4.758%, 9/06/2049	13,736,151

	Transportation Services – 0.8%
5,050,000	FedEx Corp., 3.400%, 1/14/2022	5,177,866
5,805,000	Penske Truck Leasing Co. LP/PTL Finance Corp., 3.650%, 7/29/2021, 144A	5,939,572

		11,117,438

	Treasuries – 1.5%
338,660,000	Republic of South Africa Government Bond, 8.500%, 1/31/2037, (ZAR)(a)	20,053,032

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Wireless – 0.2%
$1,985,000	IHS Netherlands Holdco BV, 7.125%, 3/18/2025, 144A	$2,017,455
1,130,000	Millicom International Cellular S.A., 5.125%, 1/15/2028, 144A	1,178,138

		3,195,593

	Wirelines – 0.8%
4,070,000	AT&T, Inc., 3.000%, 2/15/2022	4,153,183
1,200,000	AT&T, Inc., 3.000%, 6/30/2022	1,224,870
1,245,000	AT&T, Inc., 3.200%, 3/01/2022	1,275,364
4,670,000	AT&T, Inc., 3.800%, 3/15/2022	4,847,870

		11,501,287

	Total Non-Convertible Bonds (Identified Cost $1,154,400,527)	1,124,469,100

Convertible Bonds – 1.1%
	Cable Satellite – 0.5%
4,280,000	DISH Network Corp., 2.375%, 3/15/2024	3,760,941
3,625,000	DISH Network Corp., 3.375%, 8/15/2026	3,321,246

		7,082,187

	Diversified Manufacturing – 0.0%
600,000	Greenbrier Cos., Inc. (The), 2.875%, 2/01/2024	569,163

	Independent Energy – 0.1%
1,280,000	Chesapeake Energy Corp., 5.500%, 9/15/2026	764,800

	Oil Field Services – 0.1%
1,205,000	Nabors Industries, Inc., 0.750%, 1/15/2024	770,477

	Pharmaceuticals – 0.3%
2,915,000	BioMarin Pharmaceutical, Inc., 0.599%, 8/01/2024	2,865,436
710,000	Flexion Therapeutics, Inc., 3.375%, 5/01/2024	635,780

		3,501,216

	Technology – 0.1%
2,590,000	CalAmp Corp., 2.000%, 8/01/2025	2,108,908

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Convertible Bonds – continued
	Total Convertible Bonds (Identified Cost $16,868,768)	14,796,751

	Total Bonds and Notes (Identified Cost $1,171,269,295)	1,139,265,851

Senior Loans – 3.0%
	Aerospace & Defense – 0.2%
$2,275,673	Science Applications International Corp., 2018 Term Loan B, 1-month LIBOR + 1.750%, 3.794%, 10/31/2025(b)	$2,274,262

	Building Materials – 0.8%
2,330,319	American Builders & Contractors Supply Co., Inc., 2018 Term Loan B, 1-month LIBOR + 2.000%, 4.044%, 10/31/2023(b)	2,328,128
3,270,223	Hamilton Holdco LLC, 2018 Term Loan B, 3-month LIBOR + 2.000%, 4.110%, 7/02/2025(b)	3,278,399
5,127,740	Jeld-Wen, Inc., 2017 1st Lien Term Loan, 3-Month LIBOR + 2.000%, 4.104%, 12/14/2024(b)	5,123,894

		10,730,421

	Cable Satellite – 0.3%
152,193	CSC Holdings LLC, 2019 Delayed Draw Term Loan, 4/27/2027(n)(o)	152,193
767,336	CSC Holdings LLC, 2019 Term Loan B5, 4/27/2027(o)	768,295
2,979,034	Ziggo Secured Finance Partnership, USD Term Loan E, 1-month LIBOR + 2.500%, 4.528%, 4/15/2025(b)	2,971,467

		3,891,955

	Chemicals – 0.2%
3,355,768	Axalta Coating Systems US Holdings, Inc., USD Term Loan B3, 3-month LIBOR + 1.750%, 3.854%, 6/01/2024(b)	3,355,231

	Electric – 0.0%
207,820	AES Corp., 2018 Term Loan B, 3-month LIBOR + 1.750%, 3.874%, 5/31/2022(b)	207,776

	Food & Beverage – 0.3%
4,474,701	Aramark Services, Inc., 2018 Term Loan B3, 1-month LIBOR + 1.750%, 3.794%, 3/11/2025(b)	4,476,581

	Healthcare – 0.4%
1,117,200	IQVIA, Inc., 2017 USD Term Loan B2, 3-month LIBOR + 2.000%, 4.104%, 1/17/2025(b)	1,121,110
4,684,462	IQVIA, Inc., 2018 USD Term Loan B3, 3-month LIBOR + 1.750%, 3.854%, 6/11/2025(b)	4,687,414

		5,808,524

	Independent Energy – 0.2%
811,000	California Resources Corp., 2017 1st Lien Term Loan, 1-month LIBOR + 4.750%, 6.794%, 12/31/2022(b)	718,408
3,740,000	Gavilan Resources LLC, 2nd Lien Term Loan, 1-month LIBOR + 6.000%, 8.044%, 3/01/2024(b)	1,614,446

		2,332,854

Principal Amount (‡)	Description	Value (†)
Senior Loans – continued
	Restaurants – 0.1%
$2,050,783	1011778 B.C. Unlimited Liability Co., Term Loan B3, 1-month LIBOR + 2.250%, 4.294%, 2/16/2024(b)	$2,056,935

	Technology – 0.3%
4,592,600	Iron Mountain, Inc., 2018 Term Loan B, 1-month LIBOR + 1.750%, 3.794%, 1/02/2026(b)	4,546,674

	Transportation Services – 0.2%
2,440,690	Uber Technologies, Inc., 2018 Incremental Term Loan, 1-month LIBOR + 3.500%, 5.554%, 7/13/2023(b)	2,419,847

	Total Senior Loans (Identified Cost $43,990,627)	42,101,060

Collateralized Loan Obligations – 2.0%
4,268,917	CVP Cascade CLO Ltd., Series 2014-2A, Class A1R, 3-month LIBOR + 1.200%, 3.500%, 7/18/2026, 144A(a)(b)	4,269,225
7,243,598	Elevation CLO Ltd., Series 2015-4A, Class AR, 3-month LIBOR + 0.990%, 3.290%, 4/18/2027, 144A(a)(b)	7,244,283
3,316,029	Halcyon Loan Advisors Funding Ltd., Series 2014-2A, Class A1BR, 3-month LIBOR + 1.180%, 3.436%, 4/28/2025, 144A(a)(b)	3,317,706
76,017	Halcyon Loan Advisors Funding Ltd., Series 2013-1A, Class A1, 3-month LIBOR + 1.150%, 3.453%, 4/15/2025, 144A(b)	76,019
3,685,000	Jamestown CLO VII Ltd., Series 2015-7A, Class A1R, 3-month LIBOR + 0.830%, 3.106%, 7/25/2027, 144A(a)(b)	3,668,906
504,563	Limerock CLO III LLC, Series 2014-3A, Class A1R, 3-month LIBOR + 1.200%, 3.478%, 10/20/2026, 144A(b)	504,491
1,175,000	Madison Park Funding Ltd., Series 2014-12A, Class B1R, 3-month LIBOR + 1.650%, 3.928%, 7/20/2026, 144A(b)	1,174,973
4,085,000	Mountain View CLO X Ltd., Series 2015-10A, Class AR, 3-month LIBOR + 0.820%, 3.123%, 10/13/2027, 144A(a)(b)	4,066,748
3,965,000	Parallel Ltd., Series 2015-1A, Class AR, 3-month LIBOR + 0.850%, 3.128%, 7/20/2027, 144A(a)(b)	3,960,906

	Total Collateralized Loan Obligations (Identified Cost $28,331,457)	28,283,257

Loan Participations – 0.4%
	ABS Other – 0.4%
5,079,994	Harbour Aircraft Investments Ltd., Series 2017-1, Class C, 8.000%, 11/15/2037 (d) (Identified Cost $5,068,690)	5,125,639

Shares
Common Stocks – 3.8%
	Aerospace & Defense – 0.0%
250	Lockheed Martin Corp.	97,515

	Airlines – 0.0%
1,672	Delta Air Lines, Inc.	96,307

	Banks – 0.1%
10,361	Citigroup, Inc.	715,738

Shares	Description	Value (†)
Common Stocks – continued
	Biotechnology – 0.1%
10,154	AbbVie, Inc.	$768,861
3,435	Amgen, Inc.	664,707
10,896	Gilead Sciences, Inc.	690,588

		2,124,156

	Capital Markets – 0.1%
8,576	LPL Financial Holdings, Inc.	702,374

	Chemicals – 0.2%
14,326	CF Industries Holdings, Inc.	704,839
138,555	Hexion Holdings Corp., Class B(h)	1,701,456
8,145	LyondellBasell Industries NV, Class A	728,733

		3,135,028

	Commercial Services & Supplies – 0.0%
4,090	Waste Management, Inc.	470,350

	Communications Equipment – 0.0%
10,629	Cisco Systems, Inc.	525,179

	Construction Materials – 0.2%
673,076	Cemex SAB de CV, Sponsored ADR	2,638,458

	Consumer Finance – 0.1%
21,206	Synchrony Financial	722,913

	Diversified Telecommunication Services – 0.1%
2,604	AT&T, Inc.	98,535
10,452	Verizon Communications, Inc.	630,883

		729,418

	Electric Utilities – 0.0%
9,108	FirstEnergy Corp.	439,279
7,367	PPL Corp.	231,987

		671,266

	Electrical Equipment – 0.1%
8,554	Eaton Corp. PLC	711,265

	Electronic Equipment, Instruments & Components – 0.1%
5,988	CDW Corp.	737,961

	Food & Staples Retailing – 0.1%
12,963	Walgreens Boots Alliance, Inc.	716,984

	Food Products – 0.0%
12,442	General Mills, Inc.	685,803

	Health Care Equipment & Supplies – 0.0%
5,191	Medtronic PLC	563,846

	Health Care Providers & Services – 0.1%
8,673	AmerisourceBergen Corp.	714,048
4,750	McKesson Corp.	649,135

Shares	Description	Value (†)
Common Stocks – continued
	Health Care Providers & Services – continued
3,117	UnitedHealth Group, Inc.	$677,386

		2,040,569

	Hotels, Restaurants & Leisure – 0.2%
6,016	Darden Restaurants, Inc.	711,211
3,180	McDonald’s Corp.	682,778
7,935	Starbucks Corp.	701,613
6,349	Yum! Brands, Inc.	720,167

		2,815,769

	Household Durables – 0.1%
8,412	Garmin Ltd.	712,412

	Industrial Conglomerates – 0.1%
4,240	Honeywell International, Inc.	717,408

	Insurance – 0.2%
12,241	Aflac, Inc.	640,449
15,796	Fidelity National Financial, Inc.	701,500
15,241	MetLife, Inc.	718,766
9,584	Progressive Corp. (The)	740,364
6,943	Prudential Financial, Inc.	624,523

		3,425,602

	Internet & Direct Marketing Retail – 0.1%
5,349	Expedia Group, Inc.	718,959

	IT Services – 0.3%
3,634	Accenture PLC, Class A	699,000
4,147	Automatic Data Processing, Inc.	669,409
6,814	Booz Allen Hamilton Holding Corp.	483,930
8,285	Leidos Holdings, Inc.	711,516
2,617	MasterCard, Inc., Class A	710,699
8,543	Paychex, Inc.	707,104
3,346	Visa, Inc., Class A	575,545

		4,557,203

	Machinery – 0.2%
5,560	Caterpillar, Inc.	702,284
4,461	Cummins, Inc.	725,671
4,580	Illinois Tool Works, Inc.	716,724
10,192	PACCAR, Inc.	713,542

		2,858,221

	Media – 0.2%
15,452	Comcast Corp., Class A	696,576
7,147	Nexstar Media Group, Inc., Class A	731,209
9,243	Omnicom Group, Inc.	723,727
16,186	Sinclair Broadcast Group, Inc., Class A	691,790

		2,843,302

Shares	Description	Value (†)
Common Stocks – continued
	Multiline Retail – 0.1%
6,771	Target Corp.	$723,888

	Oil, Gas & Consumable Fuels – 0.1%
349,549	Bellatrix Exploration Ltd.(d)(e)(g)(h)	—
15,961	CVR Energy, Inc.	702,763
1,884	Dommo Energia S.A., Sponsored ADR(h)	8,308
25,000	Enterprise Products Partners LP	714,500
73,856	Whiting Petroleum Corp.(h)	593,064

		2,018,635

	Pharmaceuticals – 0.1%
14,415	Bristol-Myers Squibb Co.	730,985
2,785	Eli Lilly & Co.	311,446
5,291	Johnson & Johnson	684,550
8,280	Merck & Co., Inc.	697,010

		2,423,991

	Professional Services – 0.1%
7,189	Insperity, Inc.	708,979

	REITs - Diversified – 0.1%
38,089	CoreCivic, Inc.	658,178
18,646	Gaming and Leisure Properties, Inc.	713,023

		1,371,201

	REITs - Storage – 0.1%
22,256	Iron Mountain, Inc.	720,872

	Semiconductors & Semiconductor Equipment – 0.1%
2,507	Broadcom, Inc.	692,107
14,013	Intel Corp.	722,090
4,595	KLA Corp.	732,673
2,546	Texas Instruments, Inc.	329,045

		2,475,915

	Software – 0.1%
2,558	Intuit, Inc.	680,275
5,096	Microsoft Corp.	708,497
12,906	Oracle Corp.	710,217

		2,098,989

	Specialty Retail – 0.1%
8,685	Best Buy Co., Inc.	599,178
3,147	Home Depot, Inc. (The)	730,167

		1,329,345

	Technology Hardware, Storage & Peripherals – 0.1%
844	Apple, Inc.	189,031
48,682	Hewlett Packard Enterprise Co.	738,506
36,600	HP, Inc.	692,472

		1,620,009

Shares	Description	Value (†)
Common Stocks – continued
	Tobacco – 0.1%
10,114	Philip Morris International, Inc.	$767,956

	Total Common Stocks (Identified Cost $55,771,759)	52,993,786

Preferred Stocks – 0.7%
Convertible Preferred Stocks – 0.4%
	Food & Beverage – 0.3%
42,272	Bunge Ltd., 4.875%	4,338,951

	Midstream – 0.1%
1,714	Chesapeake Energy Corp., 5.750%(d)(f)(i)	600,380
2,329	El Paso Energy Capital Trust I, 4.750%	122,202

		722,582

	Total Convertible Preferred Stocks (Identified Cost $5,225,333)	5,061,533

Non-Convertible Preferred Stocks – 0.3%
	Cable Satellite – 0.3%
4,040,000	NBCUniversal Enterprise, Inc., 5.250%, 144A(a) (Identified Cost $4,040,000)	4,161,200

	Total Preferred Stocks (Identified Cost $9,265,333)	9,222,733

Principal Amount (‡)
Other Investments – 0.6%
	Aircraft ABS – 0.6%
$900	ECAF I Blocker Ltd.(d)(e)(f)(g) (Identified Cost $9,000,000)	7,776,000

Short-Term Investments – 4.7%
53,862,706	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/30/2019 at 1.100% to be repurchased at $53,864,352 on 10/01/2019 collateralized by $48,935,000 U.S. Treasury Note, 2.125% due 5/15/2025 valued at $50,720,002; $4,150,000 U.S. Treasury Note, 2.250% due 4/30/2021 valued at $4,222,567 including accrued interest(p)	53,862,706
5,755,000	U.S. Treasury Bills, 1.875%, 6/18/2020(q)(r)	5,681,441
5,020,000	U.S. Treasury Bills, 2.438%, 12/05/2019(a)(q)	5,003,819

	Total Short-Term Investments (Identified Cost $64,537,381)	$64,547,966

	Description					Value (†)
	Total Investments – 98.0% (Identified Cost $1,387,234,542)					1,349,316,292
	Other assets less liabilities – 2.0%					27,123,143

	Net Assets – 100.0%					$1,376,439,435

Written Options – (0.0)%
Description	Expiration Date	Exercise Price	Shares(†††)	Notional Amount	Premiums (Received)	Value (†)
Options on Securities – (0.0%)
AbbVie, Inc., Call	10/18/2019	75.00	(3,200)	$(242,304)	$(3,127)	$(5,120)
Accenture PLC, Call	10/18/2019	200.00	(1,100)	(211,585)	(2,538)	(522)
AmerisourceBergen Corp., Call	10/18/2019	90.00	(5,700)	(469,281)	(2,777)	(997)
Apple, Inc., Call	10/18/2019	235.00	(200)	(44,794)	(111)	(173)
Apple, Inc., Call	10/18/2019	220.00	(200)	(44,794)	(713)	(1,450)
Apple, Inc., Call	12/20/2019	240.00	(200)	(44,794)	(633)	(870)
Automatic Data Processing, Inc., Call	10/18/2019	165.00	(4,100)	(661,822)	(4,785)	(5,740)
Best Buy Co., Inc., Call	10/18/2019	70.00	(700)	(48,293)	(1,741)	(976)
Best Buy Co., Inc., Call	10/18/2019	72.50	(5,700)	(393,243)	(3,575)	(3,078)
Booz Allen Hamilton Holding Corp., Call	10/18/2019	75.00	(3,300)	(234,366)	(783)	(990)
Booz Allen Hamilton Holding Corp., Call	12/20/2019	80.00	(3,400)	(241,468)	(1,588)	(2,295)
Bristol Myers Squibb Co., Call	10/18/2019	52.50	(4,700)	(238,337)	(1,631)	(1,105)
Bristol-Myers Squibb Co., Call	12/20/2019	49.00	(4,700)	(238,337)	(8,779)	(14,688)
Bristol-Myers Squibb Co., Call	12/20/2019	50.00	(4,700)	(238,337)	(6,962)	(12,079)
Broadcom Inc., Call	10/18/2019	310.00	(1,600)	(441,712)	(1,195)	(240)
Broadcom, Inc., Call	10/18/2019	300.00	(800)	(220,856)	(4,638)	(400)
Caterpillar, Inc., Call	10/18/2019	125.00	(1,800)	(227,358)	(3,693)	(6,390)
Caterpillar, Inc., Call	10/18/2019	135.00	(1,800)	(227,358)	(1,263)	(513)
CDW Corp., Call	10/18/2019	130.00	(2,900)	(357,396)	(1,210)	(1,958)
CDW Corp., Call	12/20/2019	135.00	(2,900)	(357,396)	(4,864)	(7,178)
Cisco Systems, Inc., Call	10/18/2019	52.50	(4,800)	(237,168)	(1,618)	(360)
Citigroup, Inc., Call	10/18/2019	75.00	(3,400)	(234,872)	(534)	(357)
Citigroup, Inc., Call	10/18/2019	67.50	(3,400)	(234,872)	(4,886)	(9,333)
Citigroup, Inc., Call	12/20/2019	75.00	(3,400)	(234,872)	(3,390)	(3,128)
CoreCivic, Inc., Call	10/18/2019	18.00	(19,000)	(328,320)	(2,795)	(3,800)
CoreCivic, Inc., Call	12/20/2019	19.00	(18,600)	(321,408)	(6,555)	(10,230)
Cummins, Inc., Call	10/18/2019	170.00	(3,300)	(536,811)	(3,026)	(2,640)
Cummins, Inc., Call	12/20/2019	160.00	(1,100)	(178,937)	(4,562)	(10,285)
Darden Restaurants, Inc., Call	10/18/2019	135.00	(2,900)	(342,838)	(5,708)	(72)

Description	Expiration Date	Exercise Price	Shares(†††)	Notional Amount	Premiums (Received)	Value (†)
Options on Securities – continued
Darden Restaurants, Inc., Call	10/18/2019	130.00	(2,900)	$(342,838)	$(8,749)	$(72)
Delta Air Lines, Inc., Call	10/18/2019	62.50	(1,000)	(57,600)	(1,067)	(195)
Delta Air Lines, Inc., Call	12/20/2019	62.50	(500)	(28,800)	(534)	(462)
Eaton Corp. PLC, Call	10/18/2019	90.00	(2,600)	(216,190)	(2,321)	(195)
Eaton Corp. PLC, Call	10/18/2019	87.50	(2,600)	(216,190)	(3,894)	(520)
Eli Lilly & Co., Call	10/18/2019	120.00	(1,800)	(201,294)	(1,217)	(333)
Enterprise Products Partners LP, Call	10/18/2019	30.00	(24,700)	(705,926)	(3,881)	(1,235)
Expedia Group, Inc., Call	10/18/2019	140.00	(2,600)	(349,466)	(1,578)	(1,755)
Fidelity National Financial, Inc., Call	10/18/2019	45.00	(5,200)	(230,932)	(1,961)	(2,470)
Fidelity National Financial, Inc., Call	12/20/2019	46.00	(5,200)	(230,932)	(3,885)	(5,200)
Fidelity National Financial, Inc., Call	12/20/2019	47.00	(5,200)	(230,932)	(2,273)	(3,250)
FirstEnergy Corp., Call	10/18/2019	47.00	(4,400)	(212,212)	(913)	(7,150)
FirstEnergy Corp., Call	10/18/2019	46.00	(4,500)	(217,035)	(1,877)	(11,025)
General Mills, Inc., Call	10/18/2019	57.50	(5,000)	(275,600)	(2,186)	(525)
Home Depot, Inc. (The), Call	10/18/2019	235.00	(1,000)	(232,020)	(1,187)	(2,400)
Home Depot, Inc. (The), Call	12/20/2019	240.00	(1,000)	(232,020)	(3,437)	(5,375)
Honeywell International, Inc., Call	10/18/2019	175.00	(2,700)	(456,840)	(2,260)	(2,741)
Honeywell International, Inc., Call	12/20/2019	175.00	(1,300)	(219,960)	(4,585)	(4,290)
Illinois Tool Works, Inc., Call	12/20/2019	170.00	(3,000)	(469,470)	(3,915)	(6,150)
Insperity, Inc., Call	10/18/2019	105.00	(2,300)	(226,826)	(2,270)	(1,380)
Insperity, Inc., Call	12/20/2019	110.00	(4,700)	(463,514)	(14,180)	(13,983)
Intel Corp., Call	10/18/2019	49.00	(4,600)	(237,038)	(5,773)	(13,639)
Iron Mountain, Inc., Call	12/20/2019	35.00	(22,000)	(712,580)	(5,957)	(9,900)
Johnson & Johnson, Call	10/18/2019	135.00	(3,400)	(439,892)	(3,084)	(1,360)
KLA Corp., Call	10/18/2019	165.00	(2,200)	(350,790)	(3,805)	(4,015)
KLA Corp., Call	10/18/2019	170.00	(2,200)	(350,790)	(1,668)	(1,430)
Leidos Holdings, Inc., Call	10/18/2019	90.00	(4,100)	(352,108)	(1,792)	(1,128)
Lockheed Martin Corp., Call	10/18/2019	405.00	(100)	(39,006)	(138)	(105)
LPL Financial Holdings, Inc., Call	10/18/2019	90.00	(4,200)	(343,980)	(1,206)	(525)
LPL Financial Holdings, Inc., Call	12/20/2019	80.00	(800)	(65,520)	(2,174)	(4,960)

Description	Expiration Date	Exercise Price	Shares(†††)	Notional Amount	Premiums (Received)	Value (†)
Options on Securities – continued
LyondellBasell Industries NV, Call	10/18/2019	95.00	(5,300)	$(474,191)	$(2,794)	$(2,783)
LyondellBasell Industries NV, Call	12/20/2019	80.00	(2,600)	(232,622)	(6,518)	(30,030)
MasterCard, Inc., Call	10/18/2019	295.00	(800)	(217,256)	(2,934)	(168)
MasterCard, Inc., Call	10/18/2019	290.00	(1,700)	(461,669)	(1,474)	(748)
McDonald’s Corp., Call	12/20/2019	220.00	(1,500)	(322,065)	(5,231)	(6,525)
McKesson Corp., Call	10/18/2019	155.00	(4,700)	(642,302)	(1,819)	(705)
Merck & Co., Inc., Call	10/18/2019	87.50	(5,400)	(454,572)	(2,846)	(1,566)
MetLife, Inc., Call	12/20/2019	50.00	(11,400)	(537,624)	(9,937)	(8,892)
Microsoft Corp., Call	10/18/2019	145.00	(3,200)	(444,896)	(4,679)	(1,552)
Nexstar Media Group, Inc., Call	10/18/2019	110.00	(4,700)	(480,857)	(11,830)	(4,230)
Omnicom Group, Inc., Call	10/18/2019	80.00	(2,900)	(227,070)	(4,398)	(3,335)
Omnicom Group, Inc., Call	10/18/2019	82.50	(3,000)	(234,900)	(1,161)	(1,050)
Omnicom Group, Inc., Call	10/18/2019	85.00	(2,900)	(227,070)	(3,544)	(290)
Oracle Corp., Call	10/18/2019	55.00	(4,200)	(231,126)	(1,542)	(3,738)
Oracle Corp., Call	12/20/2019	57.50	(8,500)	(467,755)	(6,010)	(10,923)
PACCAR, Inc., Call	12/20/2019	75.00	(4,900)	(343,049)	(7,483)	(7,105)
Paychex, Inc., Call	10/18/2019	85.00	(2,800)	(231,756)	(2,378)	(2,380)
Paychex, Inc., Call	12/20/2019	87.50	(2,800)	(231,756)	(4,416)	(3,220)
Philip Morris International, Inc., Call	10/18/2019	77.50	(10,000)	(759,300)	(4,757)	(12,050)
Progressive Corp. (The), Call	10/18/2019	80.00	(4,600)	(355,350)	(1,781)	(2,875)
Prudential Financial, Inc., Call	10/18/2019	95.00	(4,500)	(404,775)	(1,544)	(1,193)
Prudential Financial, Inc., Call	12/20/2019	97.50	(2,200)	(197,890)	(2,826)	(2,926)
Sinclair Broadcast Group, Inc., Call	10/18/2019	48.00	(10,600)	(453,044)	(7,257)	(4,240)
Synchrony Financial, Call	12/20/2019	37.00	(13,900)	(473,851)	(6,910)	(6,950)
Synchrony Financial, Call	12/20/2019	36.00	(6,900)	(235,221)	(5,500)	(5,348)
Target Corp., Call	10/18/2019	95.00	(2,200)	(235,202)	(3,338)	(26,785)
Target Corp., Call	10/18/2019	115.00	(4,400)	(470,404)	(3,419)	(660)
Texas Instruments, Inc., Call	10/18/2019	135.00	(800)	(103,392)	(406)	(504)
UnitedHealth Group, Inc.	10/18/2019	260.00	(900)	(195,588)	(2,742)	(31)
UnitedHealth Group, Inc., Call	10/18/2019	250.00	(1,000)	(217,320)	(777)	(120)
UnitedHealth Group, Inc., Call	12/20/2019	250.00	(1,000)	(217,320)	(3,667)	(1,370)
Verizon Communications, Inc., Call	10/18/2019	60.00	(7,600)	(458,736)	(3,626)	(6,308)
Visa, Inc., Call	10/18/2019	190.00	(2,100)	(361,221)	(4,491)	(94)

Description	Expiration Date	Exercise Price	Shares(†††)	Notional Amount	Premiums (Received)	Value (†)
Options on Securities – continued
Visa, Inc., Call	10/18/2019	185.00	(1,100)	$(189,211)	$(448)	$(192)
Walgreens Boots Alliance, Inc., Call	10/18/2019	57.50	(8,200)	(453,542)	(5,388)	(2,952)
Walgreens Boots Alliance, Inc., Call	10/18/2019	60.00	(4,100)	(226,771)	(1,963)	(348)
Waste Management, Inc., Call	10/18/2019	120.00	(2,600)	(299,000)	(1,010)	(585)

Total					$(326,291)	$(379,506)

(†)

Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows: Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Senior loans and collateralized loan obligations are valued at bid prices supplied by an independent pricing service, if available.

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Broker-dealer bid prices may be used to value debt and unlisted equity securities, senior loans and collateralized loan obligations where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Forward foreign currency contracts are valued utilizing interpolated rates determined based on information provided by an independent pricing service.

Futures contracts are valued at the most recent settlement price on the exchange on which the adviser believes that, over time, they are traded most extensively.

Centrally cleared swap agreements are valued at settlement prices of the clearinghouse on which the contracts were traded or prices obtained from broker-dealers.

Bilateral credit default swaps are valued based on mid prices (between the bid price and the ask price) supplied by an independent pricing service.

Bilateral interest rate swaps are valued based on prices supplied by an independent pricing source.

Domestic exchange-traded single equity option contracts are valued at the mean of the National Best Bid and Offer quotations. Options on futures contracts are valued using the current settlement price on the exchange on which, over time, they are traded most extensively.

Option contracts on domestic indices are valued at the average of the closing bid and ask quotations as of the close of trading on the Chicago Board Options Exchange (“Cboe®”).

Option contracts on foreign indices are priced at the most recent settlement price.

Other exchange-traded options are valued at the average of the closing bid and ask quotations on the exchange on which, over time, they are traded most extensively.

Over-the-counter (“OTC”) currency options and swaptions are valued at mid prices (between the bid and the ask price) supplied by an independent pricing service, if available.

Other OTC option contracts (including currency options and swaptions not priced through an independent pricing service) are valued based on quotations obtained from broker-dealers.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

Illiquid securities for which market quotations are readily available and have been evaluated by the adviser are considered and classified as fair valued securities pursuant to the Fund’s pricing policies and procedures.

As of September 30, 2019, securities held by the Fund were fair valued as follows:

Securities classified as fair valued	Percentage of Net Assets	Securities fair valued by the Fund’s adviser	Percentage of Net Assets
$12,330,224	0.9%	$14,108,515	1.0%

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(‡)	Principal Amount/Par Value stated in U.S. dollars unless otherwise noted.
(†††)	Options on securities are expressed as shares.
(a)	Security (or a portion thereof) has been designated to cover the Fund’s obligations under open derivative contracts.
(b)	Variable rate security. Rate as of September 30, 2019 is disclosed.
(c)	Variable rate security. The interest rate adjusts periodically based on; (i) changes in current interest rates and/or prepayments on underlying pools of assets, if applicable, (ii) reference to a base lending rate plus or minus a margin, and/or (iii) reference to a base lending rate adjusted by a multiplier and/or subject to certain floors or caps. Rate as of September 30, 2019 is disclosed.
(d)	Level 3 security. Value has been determined using significant unobservable inputs.
(e)	Fair valued by the Fund’s adviser. At September 30, 2019, the value of these securities amounted to $14,108,515 or 1.0% of net assets.
(f)	Illiquid security.
(g)	Securities subject to restriction on resale. At September 30, 2019, the restricted securities held by the Fund are as follows:

	Acquisition Date	Acquisition Cost	Value	% of Net Assets
Bellatrix Exploration Ltd., 8.500%	6/04/2019	$854,560	$523,200	0.1%
Bellatrix Exploration Ltd., 9.500% PIK or 3.000% Cash	6/04/2019	627,000	—	—
Bellatrix Exploration Ltd.	6/04/2019	439,289	—	—
ECAF I Blocker Ltd.	6/18/2015	9,000,000	7,776,000	0.6%
GCA2014 Holdings Ltd., Series 2014-1, Class C	12/18/2014	2,148,676	1,744,725	0.1%
GCA2014 Holdings Ltd., Series 2014-1, Class D	12/18/2014	935,764	513,734	Less than 0.1%
GCA2014 Holdings Ltd., Series 2014-1, Class E	12/18/2014	2,657,606	—	—

(h)	Non-income producing security.
(i)	Securities classified as fair valued pursuant to the Fund’s pricing policies and procedures. At September 30, 2019, the value of these securities amounted to $12,330,224 or 0.9% of net assets.
(j)	Security represents right to receive monthly interest payments on an underlying pool of mortgages. Principal shown is the outstanding par amount of the pool held as of the end of the period.
(k)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional principal. For the period ended September 30, 2019, interest payments were made in cash.
(l)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional principal. No payments were made during the period.
(m)	The issuer is in default with respect to interest and/or principal payments. Income is not being accrued.
(n)	Unfunded loan commitment. An unfunded loan commitment is a contractual obligation for future funding at the option of the Borrower. The Fund receives a stated coupon rate until the borrower draws on the loan commitment, at which time the rate will become the stated rate in the loan agreement.
(o)	Position is unsettled. Contract rate was not determined at September 30, 2019 and does not take effect until settlement date. Maturity date is not finalized until settlement date.
(p)	The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of September 30, 2019, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.
(q)	Interest rate represents discount rate at time of purchase; not a coupon rate.
(r)	Security (or a portion thereof) has been pledged as collateral for open derivative contracts.
144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2019, the value of Rule 144A holdings amounted to $539,103,815 or 39.2% of net assets.
ABS	Asset-Backed Securities
ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.
ARS	Auction Rate Security
EURIBOR	Euro Interbank Offered Rate
GMTN	Global Medium Term Note
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note

PIK	Payment-in-Kind
REITs	Real Estate Investment Trusts
SLM	Sallie Mae
ARS	Argentine Peso
CAD	Canadian Dollar
COP	Colombian Peso
EUR	Euro
GBP	British Pound
HUF	Hungarian Forint
MYR	Malaysian Ringgit
NOK	Norwegian Krone
SGD	Singapore Dollar
THB	Thai Baht
USD	U.S. Dollar
ZAR	South African Rand

Swap Agreements

The Fund may enter into credit default and interest rate swaps. A credit default swap is an agreement between two parties (the “protection buyer” and “protection seller”) to exchange the credit risk of an issuer (“reference obligation”) for a specified time period. The reference obligation may be one or more debt securities or an index of such securities. The Fund may be either the protection buyer or the protection seller. As a protection buyer, the Fund has the ability to hedge the downside risk of an issuer or group of issuers. As a protection seller, the Fund has the ability to gain exposure to an issuer or group of issuers whose bonds are unavailable or in short supply in the cash bond market, as well as realize additional income in the form of fees paid by the protection buyer. The protection buyer is obligated to pay the protection seller a stream of payments (“fees”) over the term of the contract, provided that no credit event, such as a default or a downgrade in credit rating, occurs on the reference obligation. The Fund may also pay or receive upfront premiums. If a credit event occurs, the protection seller must pay the protection buyer the difference between the agreed upon notional value and market value of the reference obligation. Market value in this case is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the value. The maximum potential amount of undiscounted future payments that a Fund as the protection seller could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement.

An interest rate swap is an agreement with another party to receive or pay interest (e.g., an exchange of fixed rate payments for floating rate payments) to protect themselves from interest rate fluctuations. This type of swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to a specified interest rate(s) for a specified notional amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other.

Swap agreements are valued daily and fluctuations in the value are recorded as change in unrealized appreciation (depreciation) on swap agreements. Fees are accrued in accordance with the terms of the agreement and are recorded as receivable or payable. When received or paid, fees are recorded as realized gain or loss. Upfront premiums paid or received by the Fund are recorded as an asset or liability, respectively, and are amortized or accreted over the term of the agreement and recorded as realized gain or loss. Payments made or received by the Fund as a result of a credit event or termination of the agreement are recorded as realized gain or loss.

Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract or centrally cleared (“centrally cleared swaps”). Bilateral swap agreements are traded between counterparties and, as such, are subject to the risk that a party to the agreement will not be able to meet its obligations. In a centrally cleared swap, immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (the “CCP”) and the Fund faces the CCP through a broker. Upon entering into a centrally cleared swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Subsequent payments, known as “variation margin,” are made or received by the Fund based on the daily change in the value of the centrally cleared swap agreement. For centrally cleared swaps, the Fund’s counterparty credit risk is reduced as the CCP stands between the Fund and the counterparty. The Fund covers its net obligations under outstanding swap agreements by segregating or earmarking cash or securities.

At September 30, 2019, the Fund had the following open bilateral credit default swap agreements:

Buy Protection

Counterparty	Reference Obligation	(Pay)/ Receive Fixed Rate[1]	Expiration Date	Notional Value(‡)	Unamortized Up Front Premium Paid/(Received)	Market Value	Unrealized Appreciation (Depreciation)
Bank of America, N.A.	Enel SpA	(1.00%)	6/20/2023	6,100,000 EUR	$(2,617)	$(140,654)	$(138,037)

Counterparty	Reference Obligation	(Pay)/ Receive Fixed Rate[1]	Expiration Date	Notional Value(‡)	Unamortized Up Front Premium Paid/(Received)	Market Value	Unrealized Appreciation (Depreciation)
Bilateral credit default swap agreements – continued
Buy Protection – continued
Morgan Stanley Capital Services, Inc.	CDX.EM Series 32 100, 5-Year	(1.00%)	12/20/2024	27,730,000	$1,518,807	$1,459,792	$(59,015)
Morgan Stanley Capital Services, Inc.	Enel SpA	(1.00%)	12/20/2023	6,115,000 EUR	35,639	(140,295)	(175,934)

Total						$1,178,843	$(372,986)

At September 30, 2019, the Fund had the following open centrally cleared credit default swap agreements:

Buy Protection

Reference Obligation	(Pay)/ Receive Fixed Rate[1]	Expiration Date	Notional Value(‡)	Unamortized Up Front Premium Paid/(Received)	Market Value	Unrealized Appreciation (Depreciation)	Fees Receivable/ (Payable)
CDX.NA. HY Series 33 500, 5-Year	(5.00%)	12/20/2024	27,800,000	$(1,839,395)	$(1,854,390)	$(14,995)	$(42,472)

(‡)	Notional value stated in U.S. dollars unless otherwise noted.
[1]	Payments are made quarterly.

Forward Foreign Currency Contracts

The Fund may enter into forward foreign currency contracts including forward foreign cross currency contracts, to acquire exposure to foreign currencies or to hedge the Fund's investments against currency fluctuation. A contract can also be used to offset a previous contract. These contracts involve market risk in excess of the unrealized gain or loss. The U.S. dollar value of the currencies the Fund has committed to buy or sell represents the aggregate exposure to each currency the Fund has acquired or hedged through currency contracts outstanding at period end. Gains or losses are recorded for financial statement purposes as unrealized until settlement date. Contracts are traded over-the-counter directly with a counterparty. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. When the Fund enters into a forward foreign currency contract, it is required to pledge cash or high-quality securities equal to a percentage of the notional amount of the contract to the counterparty as an independent amount of collateral. The Fund may pledge additional collateral to the counterparty to the extent of mark-to-market losses on open contracts.

At September 30, 2019, the Fund had the following open forward foreign currency contracts:

Counterparty	Delivery Date	Currency Bought/ Sold (B/S)		Units of Currency	In Exchange for	Notional Value	Unrealized Appreciation (Depreciation)
Bank of America, N.A.	10/18/2019	CAD	S	3,020,000	$2,319,633	$2,280,144	$39,489
Bank of America, N.A.	10/15/2019	NOK	B	130,790,000	15,320,532	14,379,755	(940,777)
Citibank N.A.	11/15/2019	SGD	S	45,150,000	32,537,023	32,682,924	(145,901)
Credit Suisse International	10/02/2019	COP	B	18,400,000,000	5,317,919	5,287,356	(30,563)
Credit Suisse International	10/02/2019	COP	S	18,400,000,000	5,758,818	5,287,356	471,462

Counterparty	Delivery Date	Currency Bought/ Sold (B/S)		Units of Currency	In Exchange for	Notional Value	Unrealized Appreciation (Depreciation)
Credit Suisse International	1/02/2020	COP	S	18,400,000,000	$5,295,574	$5,264,664	$30,910
Deutsche Bank AG	10/31/2019	EUR	S	2,000,000	2,244,380	2,184,664	59,716
Deutsche Bank AG	10/31/2019	GBP	S	5,095,000	6,258,433	6,271,949	(13,516)
HSBC Bank USA	10/22/2019	AUD	B	10,885,000	7,687,096	7,352,055	(335,041)
Morgan Stanley Capital Services, Inc.	12/31/2019	GBP	S	1,225,000	1,517,670	1,511,974	5,696
Morgan Stanley Capital Services, Inc.	10/31/2019	ZAR	S	315,790,000	22,017,779	20,772,438	1,245,341
UBS AG	10/15/2019	HUF	B	1,679,870,000	5,835,516	5,472,162	(363,354)
UBS AG	10/15/2019	MYR	B	62,755,000	15,247,746	14,985,512	(262,234)
UBS AG	10/22/2019	THB	S	471,555,000	15,310,227	15,422,894	(112,667)

Total							$(351,439)

Futures Contracts

The Fund may enter into futures contracts. Futures contracts are agreements between two parties to buy and sell a particular instrument or index for a specified price on a specified future date.

When the Fund enters into a futures contract, it is required to deposit with (or for the benefit of) its broker an amount of cash or short-term high-quality securities as “initial margin.” As the value of the contract changes, the value of the futures contract position increases or declines. Subsequent payments, known as “variation margin,” are made or received by the Fund, depending on the price fluctuations in the fair value of the contract and the value of cash or securities on deposit with the broker. Realized gain or loss on a futures position is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, minus brokerage commissions. When the Fund enters into a futures contract certain risks may arise, such as illiquidity in the futures market, which may limit the Fund’s ability to close out a futures contract prior to settlement date, and unanticipated movements in the value of securities or interest rates.

Futures contracts are exchange-traded. Exchange-traded futures contracts are standardized and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risks to the Fund are reduced; however, in the event that a counterparty enters into bankruptcy, the Fund’s claim against initial/variation margin on deposit with the counterparty may be subject to terms of a final settlement in bankruptcy court.

At September 30, 2019, open short futures contracts were as follows:

Financial Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-mini S&P 500®	12/20/2019	266	$39,896,176	$39,614,050	$282,126
Ultra 10 Year U.S. Treasury Note	12/19/2019	278	39,588,384	39,588,937	(553)
Ultra Long U.S. Treasury Bond	12/19/2019	97	18,621,305	18,614,906	6,399

Total					$287,972

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets or liabilities;

•

Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2019, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3		Total
Bonds and Notes
Non-Convertible Bonds
ABS Home Equity	$—	$127,615,622	$5,210,956	(a)	$132,826,578
ABS Other	—	70,682,123	2,258,459	(b)(c)	72,940,582
ABS Student Loan	—	7,532,596	3,607,918	(d)	11,140,514
Banking	—	97,488,960	252,209	(d)	97,741,169
Independent Energy	—	12,978,626	523,200	(c)(e)	13,501,826
Non-Agency Commercial Mortgage-Backed Securities	—	45,712,776	852,976	(d)	46,565,752
All Other Non-Convertible Bonds*	—	749,752,679	—		749,752,679

Total Non-Convertible Bonds	—	1,111,763,382	12,705,718		1,124,469,100

Convertible Bonds*	—	14,796,751	—		14,796,751

Total Bonds and Notes	—	1,126,560,133	12,705,718		1,139,265,851

Senior Loans*	—	42,101,060	—		42,101,060
Collateralized Loan Obligations	—	28,283,257	—		28,283,257
Loan Participations*	—	—	5,125,639	(d)	5,125,639
Common Stocks
Chemicals	1,433,572	1,701,456	—		3,135,028
Oil, Gas & Consumable Fuels	2,018,635	—	—	(c)	2,018,635
All Other Common Stocks*	47,840,123	—	—		47,840,123

Total Common Stocks	51,292,330	1,701,456	—		52,993,786

Preferred Stocks
Convertible Preferred Stocks
Food & Beverage	—	4,338,951	—		4,338,951
Midstream	122,202	—	600,380	(d)	722,582

Total Convertible Preferred Stocks	122,202	4,338,951	600,380		5,061,533

Non-Convertible Preferred Stocks*	—	4,161,200	—		4,161,200

Total Preferred Stocks	122,202	8,500,151	600,380		9,222,733

Other Investments*	—	—	7,776,000	(f)	7,776,000
Short-Term Investments	—	64,547,966	—		64,547,966

Total Investments	51,414,532	1,271,694,023	26,207,737		1,349,316,292

Forward Foreign Currency Contracts (unrealized appreciation)	—	1,852,614	—		1,852,614
Futures Contracts (unrealized appreciation)	288,525	—	—		288,525

Total	$51,703,057	$1,273,546,637	$26,207,737		$1,351,457,431

Liability Valuation Inputs

Description	Level 1	Level 2	Level 3		Total
Written Options*	$(379,506)	$—	$—		$(379,506)
Bilateral Credit Default Swap Agreements (unrealized depreciation)	—	(372,986)	—		(372,986)
Centrally Cleared Credit Default Swap Agreements (unrealized depreciation)	—	(14,995)	—		(14,995)
Forward Foreign Currency Contracts (unrealized depreciation)	—	(2,204,053)	—		(2,204,053)
Futures Contracts (unrealized depreciation)	(553)	—	—		(553)

Total	$(380,059)	$(2,592,034)	$—		$(2,972,093)

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
(a)	Fair valued by the Fund’s adviser ($3,550,856) or valued using broker-dealer bid prices ($1,660,100).
(b)	Fair valued by the Fund’s adviser using broker dealer bid prices for which inputs are unobservable to the Fund ($1,744,725) or fair valued by the Fund’s adviser ($513,734).
(c)	Includes securities fair valued at zero using level 3 inputs.
(d)	Valued using broker-dealer bid prices.
(e)	Fair valued by the Fund’s adviser.
(f)	Fair valued by the Fund’s adviser using broker dealer bid prices for which inputs are unobservable to the Fund.

The Fund’s pricing policies and procedures are recommended by the adviser and approved by the Board of Trustees. Debt securities are valued based on evaluated bids furnished to the Fund by an independent pricing service. Broker-dealer bid prices may be used if an independent pricing service either is unable to price a security or does not provide a reliable price for a security. Broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer are categorized in Level 3. All security prices, including those obtained from an independent pricing service and broker-dealer bid prices, are reviewed on a daily basis by the adviser, subject to oversight by Fund management and the Board of Trustees. If the adviser, in good faith, believes that the price provided by an independent pricing service is unreliable, broker-dealer bid prices may be used until the price provided by the independent pricing service is considered to be reliable. Reliability of all security prices, including those obtained from an independent pricing service and broker-dealer bid prices, is tested in a variety of ways, including comparison to recent transaction prices and daily fluctuations, amongst other validation procedures in place. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s adviser pursuant to procedures approved by the Board of Trustees. Fair valued securities may be categorized in Level 3.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of December 31, 2018 and/or September 30, 2019:

Asset Valuation Inputs

Investments in Securities	Balance as of December 31, 2018		Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of September 30, 2019		Change in Unrealized Appreciation (Depreciation) from Investments Still Held at September 30, 2019
Bonds and Notes
Non-Convertible Bonds
ABS Home Equity	$1		$—	$40,231	$(22,369)	$1,659,940	$(927,830)	$4,460,983	$—	$5,210,956		$(22,369)
ABS Other	4,468,825		—	—	145,546	84,030	(73,807)	—	(2,366,135)	2,258,459	(a)	135,937
ABS Student Loan	4,307,138		—	814	(1,034)	—	(699,000)	—	—	3,607,918		(360)
Banking	—		—	—	(894,918)	—	—	1,147,127	—	252,209		(894,918)
Independent Energy	—	(a)	(91,634)	(10,990,659)	10,123,933	1,481,560	—	—	—	523,200	(a)	(973,161)
Non-Agency Commercial Mortgage-Backed Securities	—		—	—	62,022	—	—	790,954	—	852,976		62,022
Loan Participations	6,733,310		322	(10,120)	99,014	—	(1,696,887)	—	—	5,125,639		46,292
Common Stocks
Oil, Gas & Consumable Fuels	—		—	1	(439,289)	439,289	(1)	—	—	—	(a)	(439,289)
Preferred Stocks
Convertible Preferred Stocks
Midstream	—		—	—	(283,790)	—	—	884,170	—	600,380		(283,790)
Other Investments
Aircraft ABS	7,790,625		—	—	(14,625)	—	—	—	—	7,776,000		(14,625)

Total	$23,299,899		$(91,312)	$(10,959,733)	$8,774,490	$3,664,819	$(3,397,525)	$7,283,234	$(2,366,135)	$26,207,737		$(2,384,261)

(a)	Includes securities fair valued at zero using level 3 inputs.

Debt securities valued at $4,460,983 were transferred from Level 2 to Level 3 during the period ended September 30, 2019. At December 31, 2018, these securities were valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies. At September 30, 2019 these securities were valued at fair value as determined in good faith by the Fund’s adviser as an independent pricing service did not provide a reliable price for the securities.

A debt security valued at $2,366,135 was transferred from Level 3 to Level 2 during the period ended September 30, 2019. At December 31, 2018, this security was valued using broker-dealer bid prices based on inputs unobservable to the Fund as an independent pricing service was unable to price the security. At September 30, 2019, this security was valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies.

Debt securities valued at $1,938,081 were transferred from Level 2 to Level 3 during the period ended September 30, 2019. At December 31, 2018, these securities were valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies. At September 30, 2019, these securities were valued using broker-dealer bid prices based on inputs unobservable to the Fund as an independent pricing service did not provide a reliable price for the securities.

A preferred stock valued at $884,170 was transferred from Level 2 to Level 3 during the period ended September 30, 2019. At December 31, 2018, this security was valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies. At September 30, 2019, this security was valued using broker-dealer bid prices based on inputs unobservable to the Fund as an independent pricing service did not provide a reliable price for the security.

All transfers are recognized as of the beginning of the reporting period.

Derivatives

Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of an underlying asset, reference rate or index. Derivative instruments that the Fund used during the period include forward foreign currency contracts, futures contracts, option contracts and swap agreements.

The Fund seeks to achieve positive total returns over a full market cycle. The Fund pursues its objective by utilizing a flexible investment approach that allocates investments across a global range of investment opportunities related to credit, currencies and interest rates, while employing risk management techniques to mitigate downside risk. At times, the Fund expects to gain its investment exposure substantially through the use of derivatives, including forward foreign currency contracts, futures and option contracts, interest rate swaptions and swap agreements. During the period ended September 30, 2019, the Fund used futures, forward foreign currency contracts, option contracts and credit default swap agreements (as a protection seller) to gain investment exposures in accordance with its objective.

The Fund is subject to the risk that changes in foreign currency exchange rates will have an unfavorable effect on the value of Fund assets denominated in foreign currencies. The Fund may enter into forward foreign currency exchange contracts and option contracts for hedging purposes to protect the value of the Fund’s holdings of foreign securities. During the period ended September 30, 2019, the Fund engaged in forward foreign currency and option contracts for hedging purposes.

The Fund is subject to the risk that companies in which the Fund invests will fail financially or otherwise be unwilling or unable to meet their obligations to the Fund. The Fund may use credit default swaps, as a protection buyer, to hedge its credit exposure to issuers of bonds it holds without having to sell the bonds. During the period ended September 30, 2019, the Fund engaged in credit default swap transactions (as a protection buyer) to hedge its credit exposure.

The Fund is subject to the risk of unpredictable declines in the value of individual equity securities and periods of below-average performance in individual securities or in the equity market as a whole. The Fund may use futures contracts, purchased put options and written call options to hedge against a decline in value of an equity security that it owns. The Fund may also write put options to offset the cost of options used for hedging purposes. During the period ended September 30, 2019, the Fund engaged in futures and option contracts for hedging purposes.

The following is a summary of derivative instruments for the Fund, as of September 30, 2019:

Assets		Unrealized appreciation on forward foreign currency contracts	Unrealized appreciation on futures contracts	Swap agreements at value	Total
Over-the-counter asset derivatives
Foreign exchange contracts		$1,852,614	$—	$—	$1,852,614
Credit contracts		—	—	1,459,792	1,459,792

Total over-the-counter asset derivatives		$1,852,614	$—	$1,459,792	$3,312,406

Exchange-traded/cleared asset derivatives
Interest rate contracts		$—	$6,399	$—	$6,399
Equity contracts		—	282,126	—	282,126

Total exchange-traded/cleared asset derivatives		$—	$288,525	$—	$288,525

Total asset derivatives		$1,852,614	$288,525	$1,459,792	$3,600,931

Liabilities	Options written at value	Unrealized depreciation on forward foreign currency contracts	Unrealized depreciation on futures contracts	Swap agreements at value	Total
Over-the-counter liability derivatives
Foreign exchange contracts	$—	$(2,204,053)	$—	$—	$(2,204,053)
Credit contracts	—	—	—	(280,949)	(280,949)

Total over-the-counter liability derivatives	$—	$(2,204,053)	$—	$(280,949)	$(2,485,002)

Exchange-traded/cleared liability derivatives
Interest rate contracts	$—	$—	$(553)	$—	$(553)
Credit contracts	—	—	—	(1,854,390)	(1,854,390)
Equity contracts	(379,506)	—	—	—	(379,506)

Total exchange-traded/cleared liability derivatives	$(379,506)	$—	$(553)	$(1,854,390)	$(2,234,449)

Total liability derivatives	$(379,506)	$(2,204,053)	$(553)	$(2,135,339)	$(4,719,451)

The Fund’s derivatives do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Fund’s investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of this disclosure.

OTC derivatives, including forward foreign currency contracts, options and swap agreements, are entered into pursuant to International Swaps and Derivatives Association, Inc. (“ISDA”) agreements negotiated between the Fund and its counterparties. ISDA agreements typically contain, among other things, terms for the posting of collateral and master netting provisions in the event of a default or other termination event. Collateral is posted by the Fund or the counterparty to the extent of the net mark-to-market exposure to the other party of all open contracts under the agreement, subject to minimum transfer requirements. Master netting provisions allow the Fund and the counterparty, in the event of a default or other termination event, to offset amounts owed by each related to derivative contracts, including any posted collateral, to one net amount payable by either the Fund or the counterparty. The Fund’s ISDA agreements typically contain provisions that allow a counterparty to terminate open contracts early if the NAV of the Fund declines beyond a certain threshold. As of September 30, 2019, the fair value of derivative positions subject to these provisions that are in a net liability position by counterparty, and the value of collateral pledged to counterparties for such contracts is as follows:

Counterparty:	Derivatives	Collateral Pledged
Bank of America, N.A.	$(1,041,942)	$900,000
Citibank, N.A.	(145,901)	170,000
HSBC Bank USA	(335,041)	280,000
UBS AG	(738,255)	730,000

Counterparty risk is managed based on policies and procedures established by the Fund’s adviser. Such policies and procedures may include, but are not limited to, minimum counterparty credit rating requirements, monitoring of counterparty credit default swap spreads and posting of collateral. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the Fund’s aggregated unrealized gains and the amount of any collateral pledged to the counterparty, which may be offset by any collateral posted to the Fund by the counterparty. ISDA master agreements can help to manage counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under these ISDA agreements, collateral is routinely transferred if the total net exposure in respect of certain transactions, net of existing collateral already in place, exceeds a specified amount (typically $250,000, depending on the counterparty). With exchange-traded derivatives, there is minimal counterparty credit risk to the Fund because the exchange’s clearinghouse, as counterparty to these instruments, stands between the buyer and the seller of the contract. Credit risk still exists in exchange-traded derivatives with respect to initial and variation margin that is held in a broker’s customer accounts. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro rata basis across all of the broker’s customers, potentially resulting in losses to the Fund. The following table shows (i) the maximum amount of loss due to credit risk that, based on the gross fair value of the financial instrument, the Fund would incur if parties (including OTC derivative counterparties and brokers holding margin for exchange-traded derivatives) to the relevant financial instruments failed completely to perform according to the terms of the contracts and the collateral or other security, if any, for the amount due proved to be of no value to the Fund, and (ii) the amount of loss that the Fund would incur after taking into account master netting provisions pursuant to ISDA agreements, as of September 30, 2019:

Maximum Amount of Loss - Gross	Maximum Amount of Loss - Net
$22,958,948	$19,543,184

Net loss amount reflects cash received as collateral of $1,136,000.

Industry Summary at September 30, 2019 (Unaudited)

ABS Car Loan	12.4%
ABS Home Equity	9.7
Banking	7.1
ABS Other	5.7
ABS Credit Card	4.5
Automotive	3.9
Non-Agency Commercial Mortgage-Backed Securities	3.4
Pharmaceuticals	3.1
Technology	2.7
Food & Beverage	2.1
Life Insurance	2.1
Other Investments, less than 2% each	34.6
Short-Term Investments	4.7
Collateralized Loan Obligations	2.0

Total Investments	98.0
Other assets less liabilities (including open written options, swap agreements, forward foreign currency and futures contracts)	2.0

Net Assets	100.0%